HSBC Investor NY Tax-Free MMKT Fund
RISK/RETURN
Investment Objective

The investment objective of the HSBC Investor New York Tax-Free Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor NY Tax-Free MMKT Fund	A Shares	B Shares	C Shares	D Shares	E Shares	Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor NY Tax-Free MMKT Fund	A Shares	B Shares	C Shares	D Shares	E Shares	Y Shares
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	none
Other Operating Expenses	0.15%	0.15%	0.15%	0.15%	0.10%	0.15%
Total Other Expenses	0.55%	0.40%	0.40%	0.40%	0.15%	0.15%
Total Annual Fund Operating Expenses	0.65%	1.25%	1.25%	0.50%	0.25%	0.25%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor NY Tax-Free MMKT Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	66	208	362	810
B Shares	527	597	686	1,193
C Shares	227	397	686	1,511
D Shares	51	160	280	628
E Shares	26	80	141	318
Y Shares	26	80	141	318

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor NY Tax-Free MMKT Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	127	397	686	1,193
C Shares	127	397	686	1,511

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes, the alternative minimum tax, and New York State and New York City personal income taxes.

The Fund invests primarily in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) and high quality commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. These instruments have maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund may invest more than 25% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical rating organization, or of comparable quality). The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to federal income taxes, the alternative minimum tax or New York State and New York City personal income taxes.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"). Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-

New York Economic Risk: The Fund invests primarily in New York municipal securities and is, by definition, less diversified geographically than a fund investing across many states. Therefore, the Fund has greater exposure to adverse economic and political changes within the State of New York as well as to risks associated with any natural disaster and/or acts of terrorism that might impact the state. Historically, New York and other issuers of New York municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of New York's economy depends on business and financial services, any change in market conditions that adversely affects these industries could affect the ability of New York and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

-
Participation Interests: The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

-
Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	3Q	2007	0.77%
Worst Quarter:	3Q	2010	0.00%

Average Annual Total Returns^ (for the periods ended December 31, 2010)

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper New York Tax-Exempt Money Market Funds Average ("Lipper NY Average"). The total return of the Lipper NY Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class A, Class D and Class Y Shares were 0.01%, 0.01% and 0.05%, respectively. As of December 31, 2010, the 7-day taxable-equivalent yields of the Fund's Class A, Class D and Class Y Shares were 0.02%, 0.02% and 0.08%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns HSBC Investor NY Tax-Free MMKT Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
A Shares	[1]	0.01%	1.47%	1.27%	1.93%		Nov 17, 1994
B Shares	[1][2]				0.89%		Apr 29, 1998
C Shares	[1][2]				0.77%		Mar 19, 2001
D Shares	[1]	0.01%	1.57%	1.40%	1.66%		Apr 1, 1999
E Shares	[1][3]
Y Shares	[1]	0.20%	1.74%	1.61%	2.11%		Jul 1, 1996
Lipper NY Tax-Exempt Money Market Funds Average	[1]	0.03%	1.59%	1.40%	2.04%	[4]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class B and Class C Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year annual return and 7-day yield information is not provided because there were no Class B or Class C shareholders as of December 31, 2010.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2010.
[4]	Since November 30, 1994.

HSBC Investor Prime Money Market Fund
RISK/RETURN
Investment Objective

The investment objective of the HSBC Investor Prime Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor Prime Money Market Fund	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of thevalue of your investment)
Annual Fund Operating Expenses HSBC Investor Prime Money Market Fund	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	none	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	none	none
Other Operating Expenses	0.17%	0.17%	0.17%	0.17%	0.07%	0.07%	0.17%
Total Other Expenses	0.57%	0.42%	0.42%	0.42%	0.12%	0.07%	0.17%
Total Annual Fund Operating Expenses	0.67%	1.27%	1.27%	0.52%	0.22%	0.17%	0.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor Prime Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	68	214	373	835
B Shares	529	603	697	1,216
C Shares	229	403	697	1,534
D Shares	53	167	291	653
E Shares	23	71	124	280
I Shares	17	55	96	217
Y Shares	28	87	152	343

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor Prime Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	129	403	697	1,216
C Shares	129	403	697	1,534

Principal Investment Strategies
The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements with respect to these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.
The Fund invests primarily in bank certificates of deposit, time deposits, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities.

The Fund may invest without limit in the domestic banking industry when, in the opinion of HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), the yield, marketability and availability of investments meeting the Fund's quality standards in such industry justify any additional risks associated with the concentration of the Fund's assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser's credit analysis. Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-

Banking Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector. The Fund's concentration of investments in the domestic banking industry may make it more susceptible to this risk.

-

Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

-

Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

-

Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table
The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	1Q	2001	1.30%
Worst Quarter:	2Q	2010	0.00%

Average Annual Total Returns^ (for the periods ended December 31, 2010)
The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper Money Market Funds Average ("Lipper MMF Average"). The total return of the Lipper MMF Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class A, Class B, Class C, Class D, Class I and Class Y Shares were 0.01%, 0.01%, 0.01%, 0.01%, 0.12% and 0.02%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns HSBC Investor Prime Money Market Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
A Shares	[1]	0.01%	2.27%	2.02%	2.57%		Nov 13, 1998
B Shares	[1]	(3.99%)	1.90%		1.50%		Apr 4, 2001
C Shares	[1]	(0.99%)	1.90%		1.48%		Mar 23, 2001
D Shares	[1]	0.01%	2.38%	2.15%	2.63%		Apr 1, 1999
E Shares	[1][2]
I Shares	[1]	0.14%	2.68%		2.30%		Jan 9, 2002
Y Shares	[1]	0.04%	2.57%	2.37%	2.92%		Nov 12, 1998
Lipper Money Market Funds Average	[1]	0.03%	2.20%	1.90%	2.48%	[3]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Average annual return and 7-day yield information is not provided for Class E Shares because there were no Class E shareholders as of December 31, 2010.
[3]	Since October 31, 1998.

HSBC Investor Tax Free Money Market Fund
RISK/RETURN
Investment Objective

The investment objective of the HSBC Investor Tax-Free Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from regular federal income tax as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor Tax Free Money Market Fund	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor Tax Free Money Market Fund	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	none	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	none	none
Other Operating Expenses	0.30%	0.30%	0.30%	0.30%	0.20%	0.20%	0.30%
Total Other Expenses	0.70%	0.55%	0.55%	0.55%	0.25%	0.20%	0.30%
Total Annual Fund Operating Expenses	0.80%	1.40%	1.40%	0.65%	0.35%	0.30%	0.40%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor Tax Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	82	255	444	990
B Shares	543	643	766	1,366
C Shares	243	443	766	1,680
D Shares	66	208	362	810
E Shares	36	113	197	443
I Shares	31	97	169	381
Y Shares	41	128	224	505

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor Tax Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	143	443	766	1,366
C Shares	143	443	766	1,680

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality money market instruments with maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund's investments may include variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt.

The Fund will invest at least 80% of its net assets in investments the income from which is exempt from regular federal income tax and the alternative minimum tax. The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to federal income tax or the alternative minimum tax.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"). Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-

Municipal Risk: Because the Fund invests in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities.

-

Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

-

Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class Y Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class Y Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class Y Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	3Q	2007	0.86%
Worst Quarter:	4Q	2010	0.01%

Average Annual Total Returns^ (for the periods ended December 31, 2010)

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper Tax-Exempt Money Market Funds Average ("Lipper Tax-Exempt Average"). The total return of the Lipper Tax-Exempt Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class A, Class D and Class Y Shares were 0.00%, 0.02% and 0.09%, respectively. As of December 31, 2010, the 7-day taxable-equivalent yields of the Fund's Class A, Class D and Class Y Shares were 0.00%, 0.03% and 0.14%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns HSBC Investor Tax Free Money Market Fund		1 Year	5 Years	Since Inception		Inception Date
D Shares	[1]	0.01%	1.57%	1.58%		Aug 24, 2004
Y Shares	[1]	0.07%	1.77%	1.78%		Jun 8, 2004
I Shares	[1][2]			0.27%		Jun 25, 2004
A Shares	[1][2]	none		0.45%		Aug 27, 2004
B Shares	[1][3]
C Shares	[1][2]			0.09%		Jul 30, 2007
E Shares	[1][3]
Lipper Tax-Exempt Money Market Funds Average	[1]	0.03%	1.56%	1.53%	[4]
[1]	During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the year ended December 31, 2010 were higher than they would have been had the Fund not received such payment.
[2]	Class A, C and I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year Annual Return and 7-day yield information for Class C and Class I Shares is not provided because there were no Class C or Class I shareholders as of December 31, 2010.
[3]	Average annual return and 7-day yield information is not provided because there were no Class B or Class E shareholders as of December 31, 2010.
[4]	Since May 31, 2004.

HSBC Investor U.S. Gov't MMKT Fund
RISK/RETURN
Investment Objective

The investment objective of the HSBC Investor U.S. Government Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor U.S. Gov't MMKT Fund	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of yourinvestment)
Annual Fund Operating Expenses HSBC Investor U.S. Gov't MMKT Fund	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	none	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	none	none
Other Operating Expenses	0.17%	0.17%	0.17%	0.17%	0.07%	0.07%	0.17%
Total Other Expenses	0.57%	0.42%	0.42%	0.42%	0.12%	0.07%	0.17%
Total Annual Fund Operating Expenses	0.67%	1.27%	1.27%	0.52%	0.22%	0.17%	0.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor U.S. Gov't MMKT Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	68	214	373	835
B Shares	529	603	697	1,216
C Shares	229	403	697	1,534
D Shares	53	167	291	653
E Shares	23	71	124	280
I Shares	17	55	96	217
Y Shares	28	87	152	343

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor U.S. Gov't MMKT Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	129	403	697	1,216
C Shares	129	403	697	1,534

Principal Investment Strategies
The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities with maturities of (or deemed maturities of ) 397 days or less and repurchase agreements with respect to such obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests exclusively in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"). Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-

Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

-
Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

-
Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	1Q	2001	1.26%
Worst Quarter:	1Q	2010	0.00%

Average Annual Total Returns^ (for the periods ended December 31, 2010)

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper U.S. Government Money Market Funds Average ("Lipper U.S. Government Average"). The total return of the Lipper U.S. Government Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class A, Class B, Class D, Class I and Class Y Shares were 0.01%, 0.01%, 0.01%, 0.04% and 0.01%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns HSBC Investor U.S. Gov't MMKT Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
A Shares	[1]	0.02%	2.10%	1.86%	3.34%		May 3, 1990
B Shares	[1]	(3.98%)	2.03%	1.67%	2.17%		Sep 11, 1998
C Shares	[1][2]				1.39%		Nov 20, 2006
D Shares	[1]	0.02%	2.19%	1.99%	2.45%		Apr 1, 1999
E Shares	[1][3]
I Shares	[1][2]	0.08%			2.19%		Dec 24, 2003
Y Shares	[1]	0.02%	2.37%	2.20%	3.12%		Jul 1, 1996
Lipper U.S. Government Money Market Funds Average	[1]	0.02%	2.09%	1.86%	3.35%	[4]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class C and Class I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year Annual Return and 7-day yield information is not provided for Class C Shares because there were no Class C shareholders as of December 31, 2010.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2010.
[4]	Since May 31, 1990.

HSBC Investor U.S. Treasury MMKT Fund
RISK/RETURN
Investment Objective

The investment objective of the HSBC Investor U.S. Treasury Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor U.S. Treasury MMKT Fund	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor U.S. Treasury MMKT Fund	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Management Fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee	none	0.75%	0.75%	none	none	none	none
Shareholder Servicing Fee	0.40%	0.25%	0.25%	0.25%	0.05%	none	none
Other Operating Expenses	0.17%	0.17%	0.17%	0.17%	0.07%	0.07%	0.17%
Total Other Expenses	0.57%	0.42%	0.42%	0.42%	0.12%	0.07%	0.17%
Total Annual Fund Operating Expenses	0.67%	1.27%	1.27%	0.52%	0.22%	0.17%	0.27%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor U.S. Treasury MMKT Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	68	214	373	835
B Shares	529	603	697	1,216
C Shares	229	403	697	1,534
D Shares	53	167	291	653
E Shares	23	71	124	280
I Shares	17	55	96	217
Y Shares	28	87	152	343

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor U.S. Treasury MMKT Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	129	403	697	1,216
C Shares	129	403	697	1,534

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund's custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"). Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risk

You could lose money by investing in the Fund. The Fund has the following principal risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.

-

Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	1Q	2007	1.08%
Worst Quarter:	4Q	2010	0.00%

Average Annual Total Returns ^ (for the periods ended December 31, 2010)
The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper U.S. Treasury Money Market Funds Average ("Lipper U.S. Treasury Average"). The total return of the Lipper U.S. Treasury Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class A, Class B, Class D, Class I and Class Y Shares were 0.04%, 0.04%, 0.04%, .0.04% and 0.04%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns HSBC Investor U.S. Treasury MMKT Fund		1 Year	5 Years	Since Inception		Inception Date
A Shares	[1]	0.01%	1.76%	1.46%		May 24, 2001
B Shares	[1]	(3.99%)	1.43%	1.39%		Aug 12, 2004
C Shares	[1][2]			0.04%		Dec 24, 2003
D Shares	[1]	0.01%	1.85%	1.58%		May 14, 2001
E Shares	[1][3]
I Shares	[1][4]	0.01%	2.09%	2.19%		Dec 30, 2003
Y Shares	[1]	0.01%	1.99%	1.78%		May 11, 2001
Lipper U.S. Treasury Money Market Funds Average	[1]	0.01%	1.81%	1.57%	[5]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class C Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Class had operations. The 7 day yield information is not provided because there were no Class C shareholders as of December 31, 2010.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2010.
[4]	Class I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the class had operations.
[5]	Since May 31, 2001.

HSBC Investor Growth Fund
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor Growth Fund (the "Growth Fund" or "Fund") is long-term growth of capital.
Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor Growth Fund		A Shares	B Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	[1]	5.00%	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	[1]	none	4.00%	1.00%	none
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Growth Portfolio ("Growth Portfolio" or "Portfolio").

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor Growth Fund		A Shares	B Shares	C Shares	I Shares
Management Fee	[1]	0.68%	0.68%	0.68%	0.68%
Distribution (12b-1) Fee	[1]	none	0.75%	0.75%	none
Shareholder Servicing Fee	[1]	0.25%	0.25%	0.25%	none
Other Operating Expenses	[1]	0.41%	0.41%	0.41%	0.41%
Reduction of Management fee due to contractual limits	[1][2]	0.10%	0.10%	0.10%	0.10%
Total Other Expenses	[1]	0.66%	0.66%	0.66%	0.41%
Total Annual Fund Operating Expenses	[1]	1.34%	2.09%	2.09%	1.09%
Fee Waiver and/or Expense Reimbursement	[1][2]	0.04%	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%	1.95%	1.95%	0.95%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Growth Portfolio ("Growth Portfolio" or "Portfolio").
[2]	The investment advisory agreement between the Portfolio and the Portfolio's investment adviser, HSBC Global Asset Management (USA) Inc. (the "Adviser"), provides that the Portfolio may pay the Adviser (who, in turn, pays the subadviser, Winslow Capital Management, Inc. (the "Subadviser")) an aggregate management fee of up to 0.68% of the average daily value of the Portfolio's net assets. Currently, the Portfolio is paying the Adviser 0.175%. The Adviser's share of the aggregate management fee is capped at 0.175%. The Subadviser's share of the aggregate management fee is set by contract between the Adviser and the Subadviser. The Adviser's and Subadviser's fees currently aggregate to 0.575%. The contract between the Adviser and Subadviser may be terminated at any time without penalty upon 30 days' written notice to the Subadviser by the Adviser or the Portfolio upon the vote of a majority of the Trustees, or by the Subadviser upon 30 days' written notice to the Portfolio or Adviser. The Adviser has also entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	616	890	1,185	2,020
B Shares	598	841	1,111	2,037
C Shares	298	641	1,111	2,410
I Shares	97	333	587	1,316

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	198	641	1,111	2,037
C Shares	198	641	1,111	2,410

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 89.14% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of  $2 billion, which Winslow Capital Management, Inc., the Portfolio's Subadviser, believes have the potential to generate superior levels of long-term profitability and growth. Equity securities include common or preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depositary Receipts ("ADRs"); and other securities with equity characteristics. The Subadviser uses a "growth" style of investing. The Subadviser's selection process is a blend of quantitative and fundamental research. In addition to its internal research, the Subadviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates.

The Fund may invest in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. and foreign issuers. Additionally, the Fund may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high yield bonds, commonly referred to as "junk bonds."The Fund may invest in derivatives for hedging or cash management purposes, as a substitute for investing in equity or fixed income securities.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a growth investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-
Fixed Income Securities Risk: The assets of the Fund may be allocated to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

-
High Yield ("Junk Bond") Risk: The Fund could lose money or experience a lower rate of return if the Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-
Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks.

-
American Depositary Receipts ("ADRs") Risk: Investments in depositary receipts, such as ADRs, may entail the special risks of international investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-
Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	3Q	2010	16.11%
Worst Quarter:	4Q	2008	-23.15%

Average Annual Total Returns^ (for the periods ended December 31, 2010)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund's performance over time to that of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Average.

Average Annual Total Returns HSBC Investor Growth Fund		1 Year	5 Years	Since Inception		Inception Date
A Shares	[1][2]	10.48%	3.64%	5.34%		May 7, 2004
A Shares After Taxes on Distributions	[1][2]	10.48%	3.26%	5.00%
A Shares After Taxes on Distributions and Sales	[1][2]	6.81%	3.10%	4.59%
B Shares	[1][2]	11.52%	3.96%	5.43%		May 7, 2004
C Shares	[1][2]	14.50%	3.95%	5.37%		May 7, 2004
I Shares	[1][2]	16.64%	4.99%	6.42%		May 7, 2004
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	16.71%	3.75%	4.61%	[3]
Lipper Large-Cap Growth Funds Average	[1]	14.80%	2.48%	4.27%	[3]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended 2008, 2009 and 2010, the Portfolio received one-time payments in respect of class action settlements, which had the result of increasing its total returns. As a result, the Fund's total returns for the years ended December 31, 2007, 2008, 2009 and 2010 were higher than they would have been had the Portfolio not received the payments.
[2]	The Fund was initially offered for purchase on May 7, 2004; no shareholder activity happened until May 10, 2004.
[3]	Since April 30, 2004.

HSBC Investor Opportunity Fund
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor Opportunity Fund (the "Opportunity Fund" or "Fund") is long-term growth of capital.
Fees and Expenses of the Fund^
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor Opportunity Fund		A Shares	B Shares	C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	[1]	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	[1]	none	4.00%	1.00%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Opportunity Portfolio ("Opportunity Portfolio" or "Portfolio").

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor Opportunity Fund		A Shares	B Shares	C Shares
Management Fee	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fee	[1]	none	0.75%	0.75%
Shareholder Servicing Fee	[1]	0.25%	0.25%	0.25%
Other Operating Expenses	[1]	1.02%	1.02%	1.02%
Total Other Expenses	[1]	1.27%	1.27%	1.27%
Total Annual Fund Operating Expenses	[1]	2.07%	2.82%	2.82%
Fee Waiver and/or Expense Reimbursement	[1][2]	0.42%	0.42%	0.42%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.65%	2.40%	2.40%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Opportunity Portfolio ("Opportunity Portfolio" or "Portfolio").
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.65% for Class A Shares, 2.40% for Class B Shares and 2.40% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	659	1,078	1,521	2,748
B Shares	643	1,034	1,452	2,774
C Shares	343	834	1,452	3,117

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	243	834	1,452	2,744
C Shares	243	834	1,452	3,117

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 67.62% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of September 30, 2010, between approximately  $4.2 million and  $6.2 billion).
The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund will invest primarily in common stocks, but may, to a limited extent, invest in fixed income securities. In addition, the Fund may invest in derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in equity or fixed income securities, or to enhance return.
Westfield Capital Management Company, L.P., the Portfolio's subadviser (the "Subadviser"), uses a bottom-up investment style to select investments that it believes offer superior prospects for growth. The Subadviser selects securities based upon fundamental analysis of a company's cash flow, industry position, potential for high profit margins, and strength of management, as well as other factors. When the Subadviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may seek a temporary defensive position and invest all or part of its assets in cash or cash equivalents. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-	Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its interest in equity securities.

-

Style Risk: The risk that use of a growth investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-

Fixed Income Securities Risk: The assets of the Fund may be allocated to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-

Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks.

-

Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	4Q 2001	28.08%
Worst Quarter:	4Q 2008	-25.98%

Average Annual Total Returns^ (for the periods ended December 31, 2010)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Average Annual Total Returns HSBC Investor Opportunity Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
A Shares	[1]	23.11%	7.69%	5.02%	9.06%		Sep 23, 1996
A Shares After Taxes on Distributions	[1]	22.83%	5.70%	4.01%	7.10%
A Shares After Taxes on Distributions and Sales	[1]	15.39%	6.17%	4.13%	7.10%
B Shares	[1]	24.61%	7.98%	5.09%	8.48%		Jan 6, 1998
C Shares	[1]	27.79%	8.01%	4.79%	8.74%		Nov 4, 1998
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	28.86%	5.63%	4.19%	6.18%	[2]
Lipper Mid-Cap Growth Funds Average	[1]	25.87%	4.67%	3.01%	7.22%	[2]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Portfolio received a one-time payment in respect of class action settlements, which had the result of increasing its total returns. As a result, the Fund's total return for the years ended December 31, 2007 and 2010 were higher than they would have been had the Portfolio not received the payments.
[2]	Since September 30, 1996.

HSBC Investor Overseas Equity Fund
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor Overseas Equity Fund (the "Overseas Equity Fund" or "Fund") is long-term growth of capital and future income.
Fees and Expenses of the Fund^

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor Overseas Equity Fund		A Shares	B Shares	C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	[1]	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	[1]	none	4.00%	1.00%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor International Equity Portfolio ("International Equity Portfolio" or "Portfolio").

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor Overseas Equity Fund		A Shares	B Shares	C Shares
Management Fee	[1]	0.71%	0.71%	0.71%
Distribution (12b-1) Fee	[1]	none	0.75%	0.75%
Shareholder Servicing Fee	[1]	0.25%	0.25%	0.25%
Other Operating Expenses	[1]	1.75%	1.75%	1.75%
Total Other Expenses	[1]	2.00%	2.00%	2.00%
Total Annual Fund Operating Expenses	[1]	2.71%	3.46%	3.46%
Fee Waiver and/or Expense Reimbursement*	[1]	0.86%	0.86%	0.86%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.85%	2.60%	2.60%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor International Equity Portfolio ("International Equity Portfolio" or "Portfolio").
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.85% for Class A Shares, 2.60% for Class B Shares and 2.60% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor Overseas Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	679	1,222	1,790	3,330
B Shares	663	1,183	1,725	3,358
C Shares	363	983	1,725	3,682

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor Overseas Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	263	983	1,725	3,358
C Shares	263	983	1,725	3,682

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 63.35% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside of the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. For purposes of this test, the Fund treats common stocks and other securities with equity characteristics as equity securities of foreign corporations, including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations. Additionally, the Fund intends to have at least three different countries other than the United States represented and also intends to invest, under normal market conditions, primarily (at least 65% of its assets) in companies with large market capitalizations. For purposes of this policy, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization in the Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index ("MSCI EAFE® Index"). The Fund may invest up to 20% of its assets in equity securities of companies in emerging markets.
Lord, Abbett & Co. LLC is the Portfolio's subadviser (the "Subadviser"). The Subadviser seeks to invest in companies of all capitalizations that it believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation. The Subadviser will generally sell a security when it believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target.
The Fund may, under exceptional circumstances, seek a temporary defensive position and invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents. In addition, the
Fund may invest in derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in equity or fixed income securities, or to enhance return. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Principal Investment Risks
You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-
Foreign Securities/Emerging Markets Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries, including those of emerging market countries, are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks. Securities of emerging market issuers generally have more risk than securities issued by issuers located in more developed markets.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance.

-
Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

-
Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-
Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	2Q 2009	26.09%
Worst Quarter:	4Q 2008	-25.97%

Average Annual Total Returns^ (for the periods ended December 31, 2010)
The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the MSCI EAFE® Index and the Lipper International Large-Cap Value Funds Average.

In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns HSBC Investor Overseas Equity Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
A Shares	[1]	(2.74%)	(2.07%)	1.05%	4.58%		Aug 26, 1996
A Shares After Taxes on Distributions	[1]	(2.96%)	(4.98%)	(0.90%)	2.99%
A Shares After Taxes on Distributions and Sales	[1]	(0.92%)	(1.90%)	0.65%	3.78%
B Shares	[1]	(2.42%)	(1.79%)	1.11%	3.91%		Aug 26, 1996
C Shares	[1]	0.64%	(1.76%)	0.83%	3.52%		Aug 26, 1996
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	8.21%	2.94%	3.94%	5.19%	[2]
Lipper International Large-Cap Value Funds Average	[1]	5.19%	1.19%	4.20%	6.51%	[2]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Portfolio received a one-time payment in respect of class action settlements which had the result of increasing its total returns. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Portfolio not received the payments.
[2]	Since August 31, 1996.

HSBC Investor Value Fund
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor Value Fund (the "Value Fund" or "Fund") is long-term growth of capital and income.
Fees and Expenses of the Fund^
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor Value Fund		A Shares	B Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	[1]	5.00%	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	[1]	none	4.00%	1.00%	none
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Value Portfolio ("Value Portfolio" or "Portfolio").

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor Value Fund		A Shares	B Shares	C Shares	I Shares
Management Fee	[1]	0.52%	0.52%	0.52%	0.52%
Distribution (12b-1) Fee	[1]	none	0.75%	0.75%	none
Shareholder Servicing Fee	[1]	0.25%	0.25%	0.25%	none
Other Operating Expenses	[1]	0.57%	0.57%	0.57%	0.57%
Total Other Expenses	[1]	0.82%	0.82%	0.82%	0.57%
Total Annual Fund Operating Expenses	[1]	1.34%	2.09%	2.09%	1.09%
Fee Waiver and/or Expense Reimbursement	[1][2]	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%	1.95%	1.95%	0.95%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Value Portfolio ("Value Portfolio" or "Portfolio").
[2]	HSBC Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	616	890	1,185	2,020
B Shares	598	841	1,111	2,042
C Shares	298	641	1,111	2,410
I Shares	97	333	587	1,316

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	198	641	1,111	2,042
C Shares	198	641	1,111	2,410

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 26.36% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that NWQ Investment Management Company, LLC, as the subadviser to the Portfolio (the "Subadviser"), believes possess opportunities underappreciated or misperceived by the market. The Subadviser is a disciplined, opportunistic, bottom-up research driven firm. Its investment philosophy emphasizes attractive valuation, downside protection, and identifying catalysts or inflection points with respect to the purchase and sale of individual securities for the Fund. The investment process seeks to add value through active management. The process is fluid and dynamic; the Fund is constantly monitored using, and strictly adhering to, the Subadviser's research and analyst driven process. The Subadviser also recognizes that active management requires taking independent, non-consensus views on companies and industries. Therefore, the Subadviser attempts to build downside protection into its process by evaluating and quantifying the risks versus the reward opportunity of every investment in the Fund.
The Fund may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and/or American Depositary Receipts ("ADRs") and up to 20% of its assets in bonds and other debt securities.
The Fund may invest in a broad range of equity securities of U.S. and foreign companies, including warrants or rights that can be converted into common stock. Equity securities include common or preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; ADRs; and other securities with equity characteristics. The Fund may also invest, without limit, in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers if these instruments have been identified by the Subadviser as having the potential to provide long-term growth of capital or income. In addition, the Fund may engage in repurchase transactions and may invest in derivative instruments for hedging purposes, cash management purposes, as a substitute for investing directly in equity or fixed income securities, or to enhance return.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-	Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its interest in equity securities.

-

Style Risk: The risk that use of a growth investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be particularly volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve even greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Smaller capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-
Fixed Income Securities Risk: The assets of the Fund may be allocated to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-
Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks.

-
American Depositary Receipts ("ADRs") Risk: Investments in depositary receipts, such as ADRs, may entail the special risks of international investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

-
Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	3Q 2009	19.50%
Worst Quarter:	4Q 2008	-18.80%

Average Annual Total Returns^ (for the periods ended December 31, 2010)

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund's performance over time to that of the Russell 1000® Value Index and the Lipper Multi-Cap Value Funds Average.

In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns HSBC Investor Value Fund		1 Year	5 Years	Since Inception		Inception Date
A Shares	[1][2]	8.91%	0.79%	4.61%		May 7, 2004
A Shares After Taxes on Distributions	[1][2]	8.86%	0.14%	3.81%
A Shares After Taxes on Distributions and Sales	[1][2]	5.85%	0.70%	3.95%
B Shares	[1][2]	9.74%	1.07%	4.71%		May 7, 2004
C Shares	[1][2]	12.83%	1.08%	4.63%		May 7, 2004
I Shares	[1][2]	14.87%	2.09%	5.69%		May 7, 2004
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	[1][2]	15.51%	1.28%	4.28%	[3]
Lipper Multi-Cap Value Funds Average	[1][2]	16.16%	1.39%	4.23%	[3]
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended 2008, 2009 and 2010, the Portfolio received one-time payments in respect of class action settlements, which had the result of increasing its total returns. As a result, the Fund's total return for the years ended December 31, 2007, 2008, 2009 and 2010 were higher than they would have been had the Portfolio not received the payments.
[2]	The Fund was initially offered for purchase on May 7, 2004; however no shareholder activity happened until May 10, 2004.
[3]	Since April 30, 2004.

HSBC Investor U.S. Treasury Obligations
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor U.S. Treasury Obligations Money Market (the "Fund") is to provide shareholders of the Fund with liquidity and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor U.S. Treasury Obligations	A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Maximum sales charge (load) on Purchases (as a % of offering price)	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor U.S. Treasury Obligations		A Shares	B Shares	C Shares	D Shares	E Shares	I Shares	Y Shares
Management Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) fee		none	0.75%	0.75%	none	none	none	none
Shareholder servicing fee		0.40%	0.25%	0.25%	0.25%	0.05%	none	none
Other operating expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.15%	0.15%	0.25%
Total Other Expenses		0.65%	0.50%	0.50%	0.50%	0.20%	0.15%	0.25%
Total Annual Fund Operating Expenses		0.75%	1.35%	1.35%	0.60%	0.30%	0.25%	0.35%
Fee Waiver and/or Expense Reimbursement	[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses after fee waiver and/or reimbursement		0.70%	1.30%	1.30%	0.55%	0.25%	0.20%	0.30%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.70% for Class A Shares, 1.30% for Class B Shares, 1.30% for Class C Shares, 0.55% for Class D Shares, 0.25% for Class E Shares, 0.20% for Class I Shares and 0.30% for Class Y Shares. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor U.S. Treasury Obligations (USD $)	1 Year	3 Years
A Shares	72	235
B Shares	532	623
C Shares	232	423
D Shares	56	187
E Shares	26	91
I Shares	20	75
Y Shares	31	107

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor U.S. Treasury Obligations (USD $)	1 Year	3 Years
B Shares	132	423
C Shares	132	423

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, and typically investing exclusively, in a portfolio comprised of obligations of the U.S. Department of the Treasury ("U.S. Treasury"), including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above will carry maturities of (or deemed maturities of ) 397 days or less as well as different interest rates and issue dates. The Fund will also maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by the Adviser. Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks
You could lose money by investing in the Fund. The Fund has the following principal investment risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed-income securities to decline.
	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest and principal payments when the bonds become due.
-

Repurchase Agreements: The risk that the counterparty to a repurchase agreement may default or otherwise become unable to honor a financial obligation and the value of the Fund's investment could decline as a result.

-

Stable NAV Risk - The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information
No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.
HSBC Investor BRIC Equity Fund
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor BRIC Equity Fund (the "Fund") is to seek long term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 40 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor BRIC Equity Fund	Class A Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor BRIC Equity Fund		Class A Shares	Class I Shares
Management Fee		1.20%	1.20%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses	[1]	1.21%	1.21%
Total Other Expenses		1.46%	1.21%
Acquired Fund Fees and Expenses	[2]	0.07%	0.07%
Total Annual Fund Operating Expenses		2.73%	2.48%
Fee Waiver and/or Expense Reimbursement	[3]	0.66%	0.66%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.07%	1.82%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies including exchange-traded funds (referred to as "Acquired Funds").
[3]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor BRIC Equity Fund (USD $)	1 Year	3 Years
Class A Shares	700	1,246
Class I Shares	185	710

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies that are economically tied to Brazil, Russia, India and the People's Republic of China, including its administrative and other districts, such as Hong Kong SAR ("China") ("BRIC countries"). A company is economically tied to a BRIC country if it is organized or principally operates in the country, has its principal trading market in the country, derives a majority (i.e., greater than 50%) of its income from its operations within the country or has a majority (i.e., greater than 50%) of its assets in the country ("BRIC Issuers").

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap issuers, and may invest directly in securities of BRIC Issuers listed on a major stock exchange or other registered market in the BRIC countries that have been established and approved by the applicable regulating authorities. The Fund may invest more broadly in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), where underlying securities are issued by BRIC Issuers and are then traded on a regulated market outside the BRIC country, mainly in the United States or Europe. The Fund's investments will generally be spread among a number of industries.

In addition, the Fund may invest in derivative instruments including, but not limited to, financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities and swaps. The Fund may invest in a broad range of equity securities of foreign countries and in exchange traded funds ("ETFs"), floating and variable rate instruments, cash and cash equivalents. The Fund may also engage in repurchase transactions. In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return.

Sinopia Asset Management ("Sinopia" or "Subadviser") serves as the Fund's subadviser. The Subadviser, using a proprietary quantitative model, will allocate the Fund's assets among the BRIC countries and may over or under allocate in particular countries as it considers appropriate. The quantitative model seeks to capture market inefficiencies by using complex mathematical and statistical models. The Subadviser then selects securities based on its review of the securities earnings per share forecasts which take into consideration changes in average forecasted earnings and the dispersion of earnings forecasts.

With regard to its investments in China, the Fund intends to invest only in China H-Shares and Red Chip Companies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Capitalization Risk: Large capitalization stocks may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of the securities in which the Fund invests may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-

Exchange-Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

-

Foreign Securities Risk: Investments in foreign securities, and in instruments backed by such securities, such as ADRs, EDRs and GDRs, are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

-

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries. All of the BRIC countries are considered emerging markets countries.

-

Brazil Risk: The Fund's investments in Brazil may be adversely impacted by local economic and political conditions, as well as changes in Brazilian government policy. Investing in securities of Brazilian companies involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil's currency (the "Real") and the U.S. Dollar, high rates of inflation, greater price volatility and illiquid markets.

-

Russia Risk: The Fund's investments in Russia may be adversely impacted by local economic and political conditions, as well as changes in Russian government policy. Investing in securities of Russian companies involves special risks, including the risk that securities of Russian issuers will remain subject to a higher degree of volatility than the securities of issuers of developed countries as Russia continues to transition to a market-oriented, democratic style government. The Russian economy lacks an effective banking system and is plagued by a deteriorating infrastructure and internal regional conflicts. The Russian economy also relies heavily on the production and export of a range of commodities and is strongly affected by international commodity prices and a weakening global demand for these products.

-

India Risk: The Fund's investments in India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of Indian companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in the Fund.

-

China Risk: As the Chinese government continues to liberalize its economy, investing in securities of Chinese companies involves special risks, including fluctuations in the rate of exchange between China's currency (the "Renminbi") and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system.

-	Concentrated Country Risk: The Fund is likely to be more volatile than other mutual funds due to its concentration in BRIC Issuers and therefore BRIC countries.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

-	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

-	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

-

Repurchase Agreements: The use of repurchase agreements, which are agreements where a party buys a security from another party ("seller") and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller may become insolvent and subject to liquidation.

-

Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

-

Portfolio Turnover Risk: The Fund is actively managed, and in some cases, the Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover may adversely affect the Fund's performance by increasing brokerage and other expenses. High portfolio turnover (over 100%) also may result in a taxable event for shareholders.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Investor China Equity Fund
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor China Equity Fund (the "Fund") is to seek long term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 40 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor China Equity Fund	Class A Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a% of offering price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor China Equity Fund		Class A Shares	Class I Shares
Management Fee		1.20%	1.20%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses	[1]	1.07%	1.07%
Total Other Expenses		1.32%	1.07%
Total Annual Fund Operating Expenses		2.52%	2.27%
Fee Waiver and/or Expense Reimbursement	[2]	0.52%	0.52%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.00%	1.75%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor China Equity Fund (USD $)	1 Year	3 Years
Class A Shares	693	1,198
Class I Shares	178	659

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to the People's Republic of China, including its administrative and other districts, such as Hong Kong SAR ("China"). A company is economically tied to China if it is organized or principally operates in China, has its principal trading market in China, derives a majority (i.e., at least 50%) of its income from its operations within China, or has a majority (i.e., at least 50%) of its assets in China ("Chinese Issuer").

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Chinese Issuers. The Fund may invest directly in securities of Chinese Issuers or may invest more broadly in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), where the underlying securities are issued by Chinese Issuers and are then traded on a regulated market outside China, mainly in the United States or Europe.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

HSBC Global Asset Management (Hong Kong) Limited ("HSBC Hong Kong" or the "Subadviser") serves as the Fund's subadviser. In selecting companies for investment, the Subadviser generally evaluates a company's financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser uses a quantitative selection process which includes fundamental analysis, financial modeling and company visits.

With regard to its investments in China, the Fund intends to invest only in China B-Shares, China H-Shares, Red Chip Companies, P-Chip Companies and other companies that are economically tied to China and whose shares are listed on exchanges outside mainland China.

B-Shares are shares of companies listed on the Shanghai Stock Exchange or Shenzhen Stock Exchange and are quoted and traded in foreign currencies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. P-Chip Companies are companies with controlling private Chinese shareholders that are listed on a stock exchange outside mainland China (e.g., Singapore).

The Fund is considered to be "non-diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Capitalization Risk: Large capitalization stocks may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of the securities in which the Fund invests may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-

Foreign Securities Risk: Investments in foreign securities, and in instruments backed by such securities, such as ADRs, EDRs and GDRs, are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

-

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries. China is considered to be an emerging market country.

-

China Risk: As the Chinese government continues to liberalize its economy, investing in securities of Chinese companies involves special risks, including fluctuations in the rate of exchange between China's currency (the "Renminbi") and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system.

-	Concentrated Country Risk: The Fund is likely to be more volatile than other mutual funds due to its concentration in China issuers and therefore China.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

-	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

-	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

-

Repurchase Agreements: The use of repurchase agreements, which are agreements where a party buys a security from another party ("seller") and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller may become insolvent and subject to liquidation.

-

Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

-

Portfolio Turnover Risk: The Fund is actively managed, and in some cases, the Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover may adversely affect the Fund's performance by increasing brokerage and other expenses. High portfolio turnover (over 100%) also may result in a taxable event for shareholders.

-

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified'' and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified.'' Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Investor India Equity Fund
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor India Equity Fund (the "Fund") is to seek long term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 40 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor India Equity Fund	Class A Shares	Class I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses HSBC Investor India Equity Fund		Class A Shares	Class I Shares
Management Fee		1.20%	1.20%
Distribution (12b-1) Fee		none	none
Shareholder Servicing Fee		0.25%	none
Other Operating Expenses	[1]	1.05%	1.05%
Total Other Expenses		1.30%	1.05%
Total Annual Fund Operating Expenses		2.50%	2.25%
Fee Waiver and/or Expense Reimbursement	[2]	0.50%	0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.00%	1.75%
[1]	Based on estimated amounts for the current fiscal year.
[2]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor India Equity Fund (USD $)	1 Year	3 Years
Class A Shares	693	1,194
Class I Shares	178	655

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to India. A company is economically tied to India if it is organized or principally operates in India, has its principal trading market in India, derives a majority (i.e., greater than 50%) of its income from its operations within India, or has a majority (i.e., greater than 50%) of its assets in India ("Indian Issuer").

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Indian Issuers. The Fund may invest directly in securities of Indian Issuers or may invest more broadly in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), where underlying securities are issued by Indian Issuers and are then traded on a regulated market outside India, mainly in the United States or Europe. The Fund may also invest in participatory notes linked to securities of Indian Issuers ("P-notes"). A P-note generally entitles its holder to a share in the income from the underlying security.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

HSBC Global Asset Management (Singapore) Limited ("HSBC Singapore" or "Subadviser") serves as the Fund's subadviser. In selecting companies for investment, the Subadviser generally evaluates a company's financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser combines a "top-down" macroeconomic analysis with "bottom-up" stock selection. The Subadviser may take into consideration factors such as, without limitation, earnings growth, interest rate sensitivity, management quality and liquidity.

The Fund is considered to be "non-diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Capitalization Risk: Large capitalization stocks may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of the securities in which the Fund invests may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-

Foreign Securities Risk: Investments in foreign securities, and in instruments backed by such securities, such as ADRs, EDRs and GDRs, are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

-

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries. India is considered to be an emerging market country.

-

India Risk: The Fund's investments in India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of Indian companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in the Fund.

-	Concentrated Country Risk: The Fund is likely to be more volatile than other mutual funds due to its concentration in Indian Issuers and therefore India.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

-	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

-	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

-

Repurchase Agreements: The use of repurchase agreements, which are agreements where a party buys a security from another party ("seller") and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller may become insolvent and subject to liquidation.

-

Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

-

Portfolio Turnover Risk: The Fund is actively managed, and in some cases, the Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover may adversely affect the Fund's performance by increasing brokerage and other expenses. High portfolio turnover (over 100%) also may result in a taxable event for shareholders.

-

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified'' and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified.'' Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
Short Duration Fixed Income Fund
RISK/RETURN
Investment Objective
The investment objective of the HSBC Investor Short Duration Fixed Income Fund (the "Fund") is to maximize total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund(1)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 28 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Short Duration Fixed Income Fund		Class A	Class B	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	[1]	4.75%	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	[1]	none	4.00%	1.00%	none
[1]	This table reflects the combined fees and expenses for both the Fund and HSBC Investor Short Duration Fixed Income Portfolio (the "Portfolio").

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Short Duration Fixed Income Fund		Class A	Class B	Class C	Class I
Management fee	[1]	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) fee	[1]	none	0.75%	0.75%	none
Shareholder servicing fee	[1]	0.25%	0.25%	0.25%	none
Other operating expenses	[1][2]	0.63%	0.63%	0.63%	0.63%
Total Other Expenses	[1]	0.88%	0.88%	0.88%	0.63%
Total Annual Fund Operating Expenses	[1]	1.28%	2.03%	2.03%	1.03%
Fee Waiver and/or Expense Reimbursement	[1][3]	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1]	0.65%	1.40%	1.40%	0.40%
[1]	This table reflects the combined fees and expenses for both the Fund and HSBC Investor Short Duration Fixed Income Portfolio (the "Portfolio").
[2]	Based on estimated amounts for the current fiscal year.
[3]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.65% for Class A Shares, 1.40% for Class B Shares, 1.40% for Class C Shares and 0.40% for Class I Shares. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Short Duration Fixed Income Fund (USD $)	1 Year	3 Years
Class A	538	802
Class B	543	776
Class C	243	576
Class I	41	265

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Short Duration Fixed Income Fund (USD $)	1 Year	3 Years
Class A	538	802
Class B	143	576
Class C	143	576
Class I	41	265

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio.

Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities issued by governments, government agencies or corporations. The "total return'' sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds'') rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities of foreign (non-U.S.) issuers, including up to 5% of its assets in securities of issuers in emerging or developing markets.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

In managing the Fund, the Adviser focuses on sector rotation, security selection, and the yield curve. Duration management is also considered. The Adviser will select investments for purchase or sale by evaluating issuers based on (i) general economic and financial conditions; (ii) the specific issuer's: (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer's country; and (iv) other considerations the Adviser deems appropriate. The Adviser selects securities for the Fund based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of the Fund's investments in fixed income securities.

	-	Credit Risk: The risk that the issuer of bonds may not be able to make interest and principal payments when the bonds become due.
	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.
-

High Yield ("Junk Bond") Risk: The Fund could lose money or experience a lower rate of return if the Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds.

-

Prepayment Risk: With respect to mortgage-backed instruments, the risk that the principal amount of the underlying mortgages will be repaid prior to the bond's maturity date. When such repayment occurs, no additional interest will be paid on the investment.

-

Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates.

-

Foreign Securities/Emerging Markets Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed foreign markets.

-

Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-

Short Sale Risk: A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

-

Mortgage-Backed Securities: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus.

-	Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.
Aggressive Strategy Fund
RISK/RETURN
Investment Objective
The investment objective of the Aggressive Strategy Fund (the "Fund") is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aggressive Strategy Fund	A Shares	B Shares	C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aggressive Strategy Fund		A Shares	B Shares	C Shares
Management Fee		0.05%	0.05%	0.05%
Distribution (12b-1) Fee		none	0.75%	0.75%
Shareholder Servicing Fee		0.25%	0.25%	0.25%
Other Operating Expenses		1.24%	1.24%	1.24%
Total Other Expenses		1.49%	1.49%	1.49%
Acquired Fund Fees and Expenses		0.80%	0.80%	0.80%
Total Annual Fund Operating Expenses		2.34%	3.09%	3.09%
Fee Waiver and/or Expense Reimbursement	[1]	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.84%	2.59%	2.59%
[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in the HSBC Investor Prime Money Market Fund and unaffiliated investment companies) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Aggressive Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	678	1,148	1,645	3,066
B Shares	662	1,107	1,577	3,033
C Shares	362	907	1,577	3,367

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Aggressive Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	262	907	1,577	3,033
C Shares	262	907	1,577	3,367

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50.21% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds ("ETFs") (collectively,"Underlying Funds"). The Fund may also purchase or hold exchange traded notes ("ETNs").

The Adviser uses an active or "tactical" asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund's target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund's target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors' performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund's target allocation within a target investment range, and has determined a "neutral" target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund's actual allocation will typically vary (within the investment ranges listed in the table on page 5) from the neutral target allocation.

The Adviser also believes that the Fund's actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund's target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund is viewed as having the greatest potential for long-term investment returns, as well as the most investment risk, of the Funds included in this prospectus.

This table shows how the Adviser currently expects to allocate the Fund's investments among asset classes and the sectors that make up each asset class.

	Investment Range	Target Allocation

Asset Class	(Approximate Percentage of the Fund's Assets)

Underlying Equity Funds U.S. Large Cap Growth U.S. Large Cap Value U.S. Small Cap U.S. Mid-Cap International Equity Global Emerging Markets Equity	50-100%	80%

Underlying Fixed Income Funds U.S. Fixed Income High Yield Fixed Income International Fixed Income Global Emerging Markets Fixed Income	0-50%	13%

Other Underlying Funds and Investments Private Equity Funds Real Estate Funds Commodity Funds	0-20%	6%

HSBC Investor Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund's investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds' investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser's discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments and the HSBC Investor Prime Money Market Fund as a temporary defensive position. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Allocation Risk: The risk that the Adviser's target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

-

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

-

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds' portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies held by the Underlying Funds may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies held by the Underlying Funds may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

-

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

-

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

-

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund's sensitivity to changes in interest rates and resulting in less income than potentially available.

-

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

-

Derivatives/Leverage Risk: An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Underlying Funds' investment performance.

-	Index Risk: The risk that the Underlying Funds' performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

-

Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund's investment in the Underlying Fund will decrease.

-

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

-

Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

-

Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

-

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

-

Exchange Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-

Portfolio Turnover Risk: The Adviser anticipates that, at times, the Fund may experience high levels of portfolio turnover, such as when the Adviser changes the Fund's tactical allocation or during periods of market turbulence that require relatively more frequent rebalancing. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the "Additional Information About the World Selection Funds' Investment Strategies and Risks" section of this prospectus.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	3Q	2009	18.39%
Worst Quarter:	4Q	2008	-23.14%

Average Annual Total Returns^ (for the periods ended December 31, 2010)
The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill. For additional information regarding these indices, see "More Information About Indices" starting on page 41 of this prospectus.

Average Annual Total Returns Aggressive Strategy Fund		1 Year	5 Years	Since Inception		Inception Date
A Shares	[1]	9.38%	2.76%	4.46%		Feb 14, 2005
A Shares After Taxes on Distributions	[1]	9.25%	2.55%	4.27%
A Shares After Taxes on Distributions and Sales	[1]	6.27%	2.38%	3.86%
B Shares	[1]	10.28%	3.04%	4.62%		Feb 9, 2005
C Shares	[1]	13.27%	3.10%	4.90%		Jun 9, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.08%	2.29%	3.19%	[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	8.21%	2.94%	5.10%	[2]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.19%	[2]
Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)	[1]	0.13%	2.30%	2.42%	[2]
[1]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy. During the years ended December 31, 2007, 2008, 2009 and 2010, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009 and 2010 was higher than it would have been had these Underlying Funds not received the payment.
[2]	Since January 31, 2005.

Balanced Strategy Fund
RISK/RETURN
Investment Objective
The investment objective of the Balanced Strategy Fund (the "Fund") is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Balanced Strategy Fund	A Shares	B Shares	C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balanced Strategy Fund	A Shares	B Shares	C Shares
Management Fee	0.05%	0.05%	0.05%
Distribution (12b-1) Fee	none	0.75%	0.75%
Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Operating Expenses	0.66%	0.66%	0.66%
Total Other Expenses	0.91%	0.91%	0.91%
Acquired Fund Fees and Expenses	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses	1.72%	2.47%	2.47%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	666	1,015	1,387	2,429
B Shares	650	970	1,316	2,452
C Shares	350	770	1,316	2,806

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Balanced Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	250	770	1,316	2,452
C Shares	250	770	1,316	2,806

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52.81% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds ("ETFs") (collectively, "Underlying Funds"). The Fund may also purchase or hold exchange traded notes ("ETNs").
The Adviser uses an active or "tactical" asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund's target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund's target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors' performance in various market conditions.
The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund's target allocation within a target investment range, and has determined a "neutral" target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund's actual allocation will typically vary (within the investment ranges listed in the table on page 13) from the neutral target allocation.
The Adviser also believes that the Fund's actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund's target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Moderate Strategy Fund or the Conservative Strategy Fund.

This table shows how the Adviser currently expects to allocate the Fund's investments among asset classes and the sectors that make up each asset class.

	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund's Assets)

Underlying Equity Funds U.S. Large Cap Growth U.S. Large Cap Value U.S. Small Cap U.S. Mid-Cap International Equity Global Emerging Markets Equity	30-80%	54%

Underlying Fixed Income Funds U.S. Fixed Income High Yield Fixed Income International Fixed Income Global Emerging Markets Fixed Income	20-70%	32%

Other Underlying Funds and Investments Private Equity Funds Real Estate Funds Commodity Funds	0-20%	12%

HSBC Investor Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund's investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds' investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser's discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments or the HSBC Investor Prime Money Market Fund as a temporary defensive position. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Allocation Risk: The risk that Adviser's target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

-

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

-

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds' portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies held by the Underlying Funds may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies held by the Underlying Funds may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

		-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

-
Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

-

High Yield ("Junk Bonds") Risk: The Fund could lose money or experience a lower rate of return if an Underlying Fund holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

		-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

		-	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

-

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

-

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund's sensitivity to changes in interest rates and resulting in less income than potentially available.

-

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

-

Derivatives/Leverage Risk: An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Underlying Funds' investment performance.

-	Index Risk: The risk that the Underlying Funds' performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

-
Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund's investment in the Underlying Fund will decrease.

-

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

-
Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

-
Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

-
Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

-
Exchange Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

-
Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-
Portfolio Turnover Risk: The Adviser anticipates that, at times, the Fund may experience high levels of portfolio turnover, such as when the Adviser changes the Fund's tactical allocation or during periods of market turbulence that require relatively more frequent rebalancing. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the "Additional Information About the World Selection Funds' Investment Strategies and Risks" section of this prospectus.

Performance Bar Chart and Table
The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	3Q	2009	16.21%
Worst Quarter:	4Q	2008	-19.41%

Average Annual Total Returns^ (for the periods ended December 31, 2010)
The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill. For additional information regarding these indices, please see "More Information About Indices" starting on page 41 of this prospectus.

Average Annual Total Returns Balanced Strategy Fund		1 Year	5 Years	Since Inception		Inception Date
A Shares	[1]	9.26%	3.11%	4.75%		Feb 8, 2005
A Shares After Taxes on Distributions	[1]	8.58%	2.69%	4.38%
A Shares After Taxes on Distributions and Sales	[1]	6.18%	2.58%	4.03%
B Shares	[1]	10.15%	3.38%	5.06%		Feb 1, 2005
C Shares	[1]	13.13%	3.38%	5.35%		Apr 27, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.08%	2.29%	3.19%	[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	8.21%	2.94%	5.10%	[2]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.19%	[2]
Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)	[1]	0.13%	2.30%	2.42%	[2]
[1]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy.During the years ended December 31, 2007, 2008, 2009 and 2010, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009 and 2010 was higher than it would have been had these Underlying Funds not received the payment.
[2]	Since January 31, 2005.

Moderate Strategy Fund
RISK/RETURN
Investment Objective
The investment objective of the Moderate Strategy Fund (the "Fund") is high total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Moderate Strategy Fund	A Shares	B Shares	C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Moderate Strategy Fund	A Shares	B Shares	C Shares
Management Fee	0.05%	0.05%	0.05%
Distribution (12b-1) Fee	none	0.75%	0.75%
Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Operating Expenses	0.63%	0.63%	0.63%
Total Other Expenses	0.88%	0.88%	0.88%
Acquired Fund Fees and Expenses	0.73%	0.73%	0.73%
Total Annual Fund Operating Expenses	1.66%	2.41%	2.41%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Moderate Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	660	997	1,357	2,367
B Shares	644	951	1,285	2,390
C Shares	344	751	1,285	2,746

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Moderate Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	244	751	1,285	2,390
C Shares	244	751	1,285	2,746

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66.98% of the average value of its portfolio.

Principal Investment Strategies
The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds ("ETFs") (collectively,"Underlying Funds"). The Fund may also purchase or hold exchange traded notes ("ETNs").

The Adviser uses an active or "tactical" asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund's target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund's target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors' performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund's target allocation within a target investment range, and has determined a "neutral" target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund's actual allocation will typically vary (within the investment ranges listed in the table on page 21) from the neutral target allocation.

The Adviser also believes that the Fund's actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund's target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.
The Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund or the Balanced Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Conservative Strategy Fund.

This table shows how the Adviser currently expects to allocate the Fund's investments among asset classes and the sectors that make up each asset class.

	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund's Assets)

Underlying Equity Funds	20-70%	39%
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
U.S. Mid-Cap
International Equity
Global Emerging Markets Equity

Underlying Fixed Income Funds	30-80%	47%
U.S. Fixed Income
High Yield Fixed Income
International Fixed Income
Global Emerging Markets Fixed Income

Other Underlying Funds and Investments	0-20%	12%
Private Equity Funds
Real Estate Funds
Commodity Funds

HSBC Investor Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund's investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds' investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser's discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments or the HSBC Investor Prime Money Market Fund as a temporary defensive position. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Principal Investment Risks
You could lose money by investing in the Fund. The Fund has the following principal investment risks:

-

Allocation Risk: The risk that Adviser's target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

-

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

-

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds' portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Market Risk. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

-
Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

-
High Yield ("Junk Bonds") Risk: The Fund could lose money or experience a lower rate of return if an Underlying Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

-

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

-

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund's sensitivity to changes in interest rates and resulting in less income than potentially available.

-

Derivatives/Leverage Risk: An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

-

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Underlying Funds' investment performance.

-	Index Risk: The risk that the Underlying Funds' performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

-
Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund's investment in the Underlying Fund will decrease.

-

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

-
Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

-
Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

-
Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

-
Exchange Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

-
Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-
Portfolio Turnover Risk: The Adviser anticipates that, at times, the Fund may experience high levels of portfolio turnover, such as when the Adviser changes the Fund's tactical allocation or during periods of market turbulence that require relatively more frequent rebalancing. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the "Additional Information About the World Selection Funds' Investment Strategies and Risks" section of this prospectus.

Performance Bar Chart and Table
The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	3Q	2009	13.43%
Worst Quarter:	4Q	2008	-15.57%

Average Annual Total Returns^ (for the periods ended December 31, 2010)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill. For additional information regarding these indices, please see "More Information About Indices" starting on page 41 of this prospectus.

Average Annual Total Returns Moderate Strategy Fund		1 Year	5 Years	Since Inception		Inception Date
A Shares	[1]	7.84%	3.20%	4.26%		Feb 3, 2005
A Shares After Taxes on Distributions	[1]	6.70%	2.52%	3.67%
A Shares After Taxes on Distributions and Sales	[1]	5.19%	2.47%	3.44%
B Shares	[1]	8.74%	3.47%	4.49%		Feb 1, 2005
C Shares	[1]	11.66%	3.47%	4.39%		Jun 9, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.08%	2.29%	3.19%	[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	8.21%	2.94%	5.10%	[2]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.19%	[2]
Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)	[1]	0.13%	2.30%	2.42%	[2]
[1]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy. During the years ended December 31, 2007, 2008, 2009 and 2010, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009 and 2010 was higher than it would have been had these Underlying Funds not received the payment.
[2]	Since January 31, 2005.

Conservative Strategy Fund
RISK/RETURN
Investment Objective
The investment objective of the Conservative Strategy Fund (the "Fund") is high total return consisting of long-term growth of capital and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Conservative Strategy Fund	A Shares	B Shares	C Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	5.00%	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Conservative Strategy Fund	A Shares	B Shares	C Shares
Management Fee	0.05%	0.05%	0.05%
Distribution (12b-1) Fee	none	0.75%	0.75%
Shareholder Servicing Fee	0.25%	0.25%	0.25%
Other Operating Expenses	0.97%	0.97%	0.97%
Total Other Expenses	1.22%	1.22%	1.22%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.93%	2.68%	2.68%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Conservative Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	686	1,076	1,490	2,641
B Shares	671	1,032	1,420	2,666
C Shares	371	832	1,420	3,012

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Conservative Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	271	832	1,420	2,666
C Shares	271	832	1,420	3,012

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78.48% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds ("ETFs") (collectively,"Underlying Funds"). The Fund may also purchase or hold exchange traded notes ("ETNs").

The Adviser uses an active or "tactical" asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund's target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund's target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors' performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund's target allocation within a target investment range, and has determined a "neutral" target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund's actual allocation will typically vary (within the investment ranges listed in the table on page 29) from the neutral target allocation.

The Adviser also believes that the Fund's actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund's target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund is viewed as having the lowest potential for long-term investment returns, as well as the lowest investment risk, of the Funds in this prospectus.

This table shows how the Adviser currently expects to allocate the Fund's investments among asset classes and the sectors that make up each asset class.

	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund's Assets)

Underlying Equity Funds	0-50%	24%
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
U.S. Mid-Cap
International Equity
Global Emerging Markets Equity

Underlying Fixed Income Funds	50-100%	64%
U.S. Fixed Income
High Yield Fixed Income
International Fixed Income
Global Emerging Markets Fixed Income

Other Underlying Funds and Investments	0-20%	10%
Private Equity Funds
Real Estate Funds
Commodity Funds

HSBC Investor Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund's investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds' investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser's discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments or the HSBC Investor Prime Money Market Fund as a temporary defensive position. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Allocation Risk: The risk that Adviser's target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

-

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

-

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

-

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds' portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Market Risk. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

-

Fixed Income Securities Risk. A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

-

High Yield ("Junk Bonds") Risk: The Fund could lose money or experience a lower rate of return if an Underlying Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

-

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

-

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund's sensitivity to changes in interest rates and resulting in less income than potentially available.

-

Derivatives/Leverage Risk: An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

-

Foreign Securities/Emerging Markets Risk: Foreign securities, including those issued in emerging markets, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities issued in emerging markets generally have more risk than securities issued in more developed foreign markets.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Underlying Funds' investment performance.

-	Index Risk: The risk that the Underlying Funds' performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

-

Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund's investment in the Underlying Fund will decrease.

-

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

-

Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

-

Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

-

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

-

Exchange Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-

Portfolio Turnover Risk: The Adviser anticipates that, at times, the Fund may experience high levels of portfolio turnover, such as when the Adviser changes the Fund's tactical allocation or during periods of market turbulence that require relatively more frequent rebalancing. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the "More About Risks and Investment Strategies" section of this prospectus.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)

Best Quarter:	2Q	2009	10.18%
Worst Quarter:	4Q	2008	-11.36%

Average Annual Total Returns^ (for the periods ended December 31, 2010)
The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill. For additional information regarding these indices, please see "More Information About Indices" starting on page 41 of this prospectus.
Average Annual Total Returns Conservative Strategy Fund		1 Year	5 Years	Since Inception		Inception Date
A Shares	[1]	5.48%	2.95%	3.61%		Feb 23, 2005
A Shares After Taxes on Distributions	[1]	4.22%	2.10%	2.86%
A Shares After Taxes on Distributions and Sales	[1]	3.62%	2.11%	2.73%
B Shares	[1]	6.13%	3.25%	3.67%		Feb 17, 2005
C Shares	[1]	9.11%	3.33%	4.23%		Apr 19, 2005
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	15.08%	2.29%	3.19%	[2]
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[1]	8.21%	2.94%	5.10%	[2]
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.19%	[2]
Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)	[1]	0.13%	2.30%	2.42%	[2]
[1]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy.During the years ended December 31, 2007, 2008, 2009 and 2010, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009 and 2010 was higher than it would have been had these Underlying Funds not received the payment.
[2]	Since January 31, 2005.

HSBC Investor CA Tax-Free MMKT Fund
RISK/RETURN
Investment Objective

The investment objective of the HSBC Investor California Tax-Free Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal income taxes and California personal income taxes as is consistent with the preservation of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees HSBC Investor CA Tax-Free MMKT Fund	A Shares	B Shares	C Shares	D Shares	E Shares	Y Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	none	4.00%	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of yourinvestment)
Annual Fund Operating Expenses HSBC Investor CA Tax-Free MMKT Fund		A Shares	B Shares	C Shares	D Shares	E Shares	Y Shares
Management Fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fee		none	0.75%	0.75%	none	none	none
Shareholder Servicing Fee		0.40%	0.25%	0.25%	0.25%	0.05%	none
Other Operating Expenses		0.38%	0.38%	0.38%	0.38%	0.28%	0.38%
Total Other Expenses		0.78%	0.63%	0.63%	0.63%	0.33%	0.38%
Total Annual Fund Operating Expenses		0.88%	1.48%	1.48%	0.73%	0.43%	0.48%
Fee Waiver and/or Expense Reimbursement	[1]	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%	1.40%	1.40%	0.65%	0.35%	0.40%
[1]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.80% for Class A Shares, 1.40% for Class B Shares, 1.40% for Class C Shares, 0.65% for Class D Shares, 0.35% for Class E Shares, and 0.40% for Class Y Shares. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example HSBC Investor CA Tax-Free MMKT Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	82	273	480	1,077
B Shares	543	660	800	1,450
C Shares	243	460	800	1,762
D Shares	66	225	398	899
E Shares	36	130	233	534
Y Shares	41	146	261	596

For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption HSBC Investor CA Tax-Free MMKT Fund (USD $)	1 Year	3 Years	5 Years	10 Years
B Shares	143	460	800	1,450
C Shares	143	460	800	1,762

Principal Investment Strategies

The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes, the alternative minimum tax, and California personal income taxes. Such investments include obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions.

The Fund's investments will primarily consist of high-quality commercial paper (including variable amount master demand notes and asset-backed commercial paper), municipal bonds, and municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) with maturities of (or deemed maturities of) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund may invest up to 20% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical rating organization, or of comparable quality). The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to federal income taxes, the alternative minimum tax, or California personal income taxes.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by the Adviser. Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal risks:

- Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its interest in fixed income securities.

- Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.
- Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

- Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

- California Economic Risk: The Fund invests primarily within California and is, by definition, less diversified geographically than a fund investing across many states. Therefore, the Fund has greater exposure to adverse economic and political changes within the State of California as well as to risks associated with any natural disaster and/or acts of terrorism that might impact California. Historically, California and other issuers of California municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of California's economy depends on business, financial services, entertainment and high-tech industries, any change in market conditions that adversely affects these industries could affect the ability of California and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

- Participation Interests: The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

- Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class D Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class D Shares shown in the bar chart because the expenses of the classes differ.

The bar chart below shows the Fund's annual returns for Class D Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class D Shares shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class D Shares Bar chart assumes reinvestment of dividends and distributions

Best Quarter:	3Q	2007	0.81%
Worst Quarter:	2Q	2010	0.00%

Average Annual Total Returns^ (for the periods ended December 31, 2010)
The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper California Tax-Exempt Money Market Funds Average ("Lipper CA Average"). The total return of the Lipper CA Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class D and Class Y Shares were 0.01% and 0.01%, respectively. As of December 31, 2010, the 7-day taxable-equivalent yields of the Fund's Class D and Class Y Shares were 0.02% and 0.02%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Average Annual Total Returns HSBC Investor CA Tax-Free MMKT Fund		1 Year	5 Years	Since Inception		Inception Date
D Shares	[1]	0.01%	1.48%	1.28%		Jun 17, 2002
Y Shares	[1]	0.02%	1.65%	1.49%		Jul 18, 2002
A Shares	[1][2]			0.55%		Mar 2, 2007
B Shares	[1][3]
C Shares	[1][2]			1.75%		May 20, 2007
E Shares	[1][3]
Lipper California Tax-Exempt Money Market Funds Average	[1]	0.03%	1.52%	1.30%	[4]
[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing its total returns. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received the payments.
[2]	Class A and Class C Shares were operational during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year annual return and 7-day yield information is not provided because there were no Class A or Class C shareholders as of December 31, 2010.
[3]	Average annual return and 7-day yield information is not provided because there were no Class B or Class E shareholders during the last fiscal year or as of December 31, 2010.
[4]	Since June 30, 2002.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	HSBC INVESTOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
HSBC Investor NY Tax-Free MMKT Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the HSBC Investor New York Tax-Free Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal, New York State and New York City personal income taxes as is consistent with the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes, the alternative minimum tax, and New York State and New York City personal income taxes.

The Fund invests primarily in municipal bonds, municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) and high quality commercial paper issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. These instruments have maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund may invest more than 25% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical rating organization, or of comparable quality). The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to federal income taxes, the alternative minimum tax or New York State and New York City personal income taxes.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"). Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-

New York Economic Risk: The Fund invests primarily in New York municipal securities and is, by definition, less diversified geographically than a fund investing across many states. Therefore, the Fund has greater exposure to adverse economic and political changes within the State of New York as well as to risks associated with any natural disaster and/or acts of terrorism that might impact the state. Historically, New York and other issuers of New York municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of New York's economy depends on business and financial services, any change in market conditions that adversely affects these industries could affect the ability of New York and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

-
Participation Interests: The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

-
Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-782-8183
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3Q	2007	0.77%
Worst Quarter:	3Q	2010	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper New York Tax-Exempt Money Market Funds Average ("Lipper NY Average"). The total return of the Lipper NY Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class A, Class D and Class Y Shares were 0.01%, 0.01% and 0.05%, respectively. As of December 31, 2010, the 7-day taxable-equivalent yields of the Fund's Class A, Class D and Class Y Shares were 0.02%, 0.02% and 0.08%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-782-8183
HSBC Investor NY Tax-Free MMKT Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.40%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
Annual Return 2001	rr_AnnualReturn2001	2.05%
Annual Return 2002	rr_AnnualReturn2002	0.77%
Annual Return 2003	rr_AnnualReturn2003	0.40%
Annual Return 2004	rr_AnnualReturn2004	0.50%
Annual Return 2005	rr_AnnualReturn2005	1.69%
Annual Return 2006	rr_AnnualReturn2006	2.73%
Annual Return 2007	rr_AnnualReturn2007	2.98%
Annual Return 2008	rr_AnnualReturn2008	1.60%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.47%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.27%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 1994	[1]
HSBC Investor NY Tax-Free MMKT Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	527
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	597
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,193
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,193
1 Year	rr_AverageAnnualReturnYear01		[1],[2]
5 Years	rr_AverageAnnualReturnYear05		[1],[2]
10 Years	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 29, 1998	[1],[2]
HSBC Investor NY Tax-Free MMKT Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	397
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	686
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,511
1 Year	rr_AverageAnnualReturnYear01		[1],[2]
5 Years	rr_AverageAnnualReturnYear05		[1],[2]
10 Years	rr_AverageAnnualReturnYear10		[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.77%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2001	[1],[2]
HSBC Investor NY Tax-Free MMKT Fund | D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	628
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.66%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 1999	[1]
HSBC Investor NY Tax-Free MMKT Fund | E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	318
1 Year	rr_AverageAnnualReturnYear01		[1],[3]
5 Years	rr_AverageAnnualReturnYear05		[1],[3]
10 Years	rr_AverageAnnualReturnYear10		[1],[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[3]
HSBC Investor NY Tax-Free MMKT Fund | Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	141
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	318
1 Year	rr_AverageAnnualReturnYear01	0.20%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.74%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.61%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1996	[1]
HSBC Investor NY Tax-Free MMKT Fund | Lipper NY Tax-Exempt Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.59%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%	[1],[4]
HSBC Investor Prime Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the HSBC Investor Prime Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of thevalue of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality debt obligations with maturities of (or deemed maturities of) 397 days or less and repurchase agreements with respect to these types of obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.
The Fund invests primarily in bank certificates of deposit, time deposits, bankers' acceptances, prime commercial paper, corporate obligations, municipal obligations, U.S. government securities and repurchase agreements collateralized by U.S. government securities.

The Fund may invest without limit in the domestic banking industry when, in the opinion of HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), the yield, marketability and availability of investments meeting the Fund's quality standards in such industry justify any additional risks associated with the concentration of the Fund's assets in the industry. The Fund may also invest without limit in commercial paper and short-term corporate obligations of domestic financial institutions.

In purchasing and selling securities for the Fund, portfolio managers consider the Adviser's credit analysis. Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-

Banking Risk: Investments in securities issued by U.S. and foreign banks can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad, and susceptible to risks associated with the financial services sector. The Fund's concentration of investments in the domestic banking industry may make it more susceptible to this risk.

-

Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

-

Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

-

Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-782-8183
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1Q	2001	1.30%
Worst Quarter:	2Q	2010	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper Money Market Funds Average ("Lipper MMF Average"). The total return of the Lipper MMF Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class A, Class B, Class C, Class D, Class I and Class Y Shares were 0.01%, 0.01%, 0.01%, 0.01%, 0.12% and 0.02%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-782-8183
HSBC Investor Prime Money Market Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.40%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return 2001	rr_AnnualReturn2001	3.70%
Annual Return 2002	rr_AnnualReturn2002	1.33%
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.72%
Annual Return 2005	rr_AnnualReturn2005	2.53%
Annual Return 2006	rr_AnnualReturn2006	4.45%
Annual Return 2007	rr_AnnualReturn2007	4.69%
Annual Return 2008	rr_AnnualReturn2008	2.22%
Annual Return 2009	rr_AnnualReturn2009	0.09%
Annual Return 2010	rr_AnnualReturn2010	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.27%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.02%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 13, 1998	[1]
HSBC Investor Prime Money Market Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	529
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,216
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	403
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	697
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,216
1 Year	rr_AverageAnnualReturnYear01	(3.99%)	[1]
5 Years	rr_AverageAnnualReturnYear05	1.90%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 4, 2001	[1]
HSBC Investor Prime Money Market Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	403
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	697
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
1 Year	rr_AverageAnnualReturnYear01	(0.99%)	[1]
5 Years	rr_AverageAnnualReturnYear05	1.90%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 23, 2001	[1]
HSBC Investor Prime Money Market Fund | D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.38%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.15%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.63%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 1999	[1]
HSBC Investor Prime Money Market Fund | E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	280
1 Year	rr_AverageAnnualReturnYear01		[1],[5]
5 Years	rr_AverageAnnualReturnYear05		[1],[5]
10 Years	rr_AverageAnnualReturnYear10		[1],[5]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[5]
HSBC Investor Prime Money Market Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	17
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	55
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	96
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	217
1 Year	rr_AverageAnnualReturnYear01	0.14%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.68%	[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.30%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 9, 2002	[1]
HSBC Investor Prime Money Market Fund | Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	28
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	343
1 Year	rr_AverageAnnualReturnYear01	0.04%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.57%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.37%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 12, 1998	[1]
HSBC Investor Prime Money Market Fund | Lipper Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.20%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.90%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%	[1],[6]
HSBC Investor Tax Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the HSBC Investor Tax-Free Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from regular federal income tax as is consistent with the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund seeks to achieve its investment objective by investing in a portfolio of the highest quality money market instruments with maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. Under normal market conditions, the Fund will generally invest in short-term municipal obligations. The Fund's investments may include variable securities, which have variable interest rates or other features that give them the financial characteristics of short-term debt.

The Fund will invest at least 80% of its net assets in investments the income from which is exempt from regular federal income tax and the alternative minimum tax. The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to federal income tax or the alternative minimum tax.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"). Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-

Municipal Risk: Because the Fund invests in municipal securities, it will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities.

-

Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

-

Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class Y Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-782-8183
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class Y Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class Y Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class Y Shares shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3Q	2007	0.86%
Worst Quarter:	4Q	2010	0.01%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper Tax-Exempt Money Market Funds Average ("Lipper Tax-Exempt Average"). The total return of the Lipper Tax-Exempt Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class A, Class D and Class Y Shares were 0.00%, 0.02% and 0.09%, respectively. As of December 31, 2010, the 7-day taxable-equivalent yields of the Fund's Class A, Class D and Class Y Shares were 0.00%, 0.03% and 0.14%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-782-8183
HSBC Investor Tax Free Money Market Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.40%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2005	rr_AnnualReturn2005	2.04%
Annual Return 2006	rr_AnnualReturn2006	3.12%
Annual Return 2007	rr_AnnualReturn2007	3.29%
Annual Return 2008	rr_AnnualReturn2008	2.07%
Annual Return 2009	rr_AnnualReturn2009	0.36%
Annual Return 2010	rr_AnnualReturn2010	0.07%
1 Year	rr_AverageAnnualReturnYear01	none	[7],[8]
5 Years	rr_AverageAnnualReturnYear05		[7],[8]
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%	[7],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 27, 2004	[7],[8]
HSBC Investor Tax Free Money Market Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	543
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	643
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,366
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	443
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	766
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,366
1 Year	rr_AverageAnnualReturnYear01		[8],[9]
5 Years	rr_AverageAnnualReturnYear05		[8],[9]
Since Inception	rr_AverageAnnualReturnSinceInception		[8],[9]
HSBC Investor Tax Free Money Market Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	766
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,680
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	443
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	766
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,680
1 Year	rr_AverageAnnualReturnYear01		[7],[8]
5 Years	rr_AverageAnnualReturnYear05		[7],[8]
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%	[7],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 30, 2007	[7],[8]
HSBC Investor Tax Free Money Market Fund | D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	208
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	810
1 Year	rr_AverageAnnualReturnYear01	0.01%	[8]
5 Years	rr_AverageAnnualReturnYear05	1.57%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 24, 2004	[8]
HSBC Investor Tax Free Money Market Fund | E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
1 Year	rr_AverageAnnualReturnYear01		[8],[9]
5 Years	rr_AverageAnnualReturnYear05		[8],[9]
Since Inception	rr_AverageAnnualReturnSinceInception		[8],[9]
HSBC Investor Tax Free Money Market Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	97
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	169
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	381
1 Year	rr_AverageAnnualReturnYear01		[7],[8]
5 Years	rr_AverageAnnualReturnYear05		[7],[8]
Since Inception	rr_AverageAnnualReturnSinceInception	0.27%	[7],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 25, 2004	[7],[8]
HSBC Investor Tax Free Money Market Fund | Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.30%
Total Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	505
1 Year	rr_AverageAnnualReturnYear01	0.07%	[8]
5 Years	rr_AverageAnnualReturnYear05	1.77%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%	[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 8, 2004	[8]
HSBC Investor Tax Free Money Market Fund | Lipper Tax-Exempt Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%	[8]
5 Years	rr_AverageAnnualReturnYear05	1.56%	[8]
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%	[10],[8]
HSBC Investor U.S. Gov't MMKT Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the HSBC Investor U.S. Government Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income as is consistent with the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of yourinvestment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund seeks to achieve its investment objective by investing at least 80% of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities with maturities of (or deemed maturities of ) 397 days or less and repurchase agreements with respect to such obligations. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund invests exclusively in issues of the U.S. Treasury, such as bills, notes and bonds, and issues of U.S. government agencies and instrumentalities established under the authority of an Act of Congress. This includes securities of various U.S. government agencies, which while chartered or sponsored by Acts of Congress, are neither issued nor guaranteed by the U.S. Treasury.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"). Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-

Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk. U.S. government securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

-
Repurchase Agreements: If the seller in a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller of the agreement may become insolvent and subject to liquidation.

-
Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-782-8183
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1Q	2001	1.26%
Worst Quarter:	1Q	2010	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper U.S. Government Money Market Funds Average ("Lipper U.S. Government Average"). The total return of the Lipper U.S. Government Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class A, Class B, Class D, Class I and Class Y Shares were 0.01%, 0.01%, 0.01%, 0.04% and 0.01%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-782-8183
HSBC Investor U.S. Gov't MMKT Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.40%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return 2001	rr_AnnualReturn2001	3.45%
Annual Return 2002	rr_AnnualReturn2002	1.10%
Annual Return 2003	rr_AnnualReturn2003	0.48%
Annual Return 2004	rr_AnnualReturn2004	0.67%
Annual Return 2005	rr_AnnualReturn2005	2.46%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	4.50%
Annual Return 2008	rr_AnnualReturn2008	1.64%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.86%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 3, 1990	[1]
HSBC Investor U.S. Gov't MMKT Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	529
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,216
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	403
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	697
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,216
1 Year	rr_AverageAnnualReturnYear01	(3.98%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.03%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.67%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 11, 1998	[1]
HSBC Investor U.S. Gov't MMKT Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	403
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	697
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
1 Year	rr_AverageAnnualReturnYear01		[1],[11]
5 Years	rr_AverageAnnualReturnYear05		[1],[11]
10 Years	rr_AverageAnnualReturnYear10		[1],[11]
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[1],[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 20, 2006	[1],[11]
HSBC Investor U.S. Gov't MMKT Fund | D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_AverageAnnualReturnYear01	0.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.19%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.99%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 1999	[1]
HSBC Investor U.S. Gov't MMKT Fund | E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	280
1 Year	rr_AverageAnnualReturnYear01		[1],[3]
5 Years	rr_AverageAnnualReturnYear05		[1],[3]
10 Years	rr_AverageAnnualReturnYear10		[1],[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[3]
HSBC Investor U.S. Gov't MMKT Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	17
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	55
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	96
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	217
1 Year	rr_AverageAnnualReturnYear01	0.08%	[1],[11]
5 Years	rr_AverageAnnualReturnYear05		[1],[11]
10 Years	rr_AverageAnnualReturnYear10		[1],[11]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[1],[11]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003	[1],[11]
HSBC Investor U.S. Gov't MMKT Fund | Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	28
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	343
1 Year	rr_AverageAnnualReturnYear01	0.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.37%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.20%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.12%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1996	[1]
HSBC Investor U.S. Gov't MMKT Fund | Lipper U.S. Government Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.09%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.86%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%	[1],[12]
HSBC Investor U.S. Treasury MMKT Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the HSBC Investor U.S. Treasury Money Market Fund (the "Fund") is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund invests exclusively in direct obligations of the U.S. Treasury with maturities of (or deemed maturities of ) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less. The U.S. Treasury issues various types of marketable securities consisting of bills, notes, bonds and other debt securities.

The Fund will not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, will not enter into loans of its portfolio securities and will not invest in repurchase agreements.

Under adverse market conditions, the Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury obligations. These securities may entail more risk than the types of securities in which the Fund typically invests. Additionally, as an alternative to investing in negatively yielding securities, the Fund may also elect to hold uninvested cash with the Fund's custodian so long as the cash is fully insured by the Federal Deposit Insurance Corporation.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"). Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Risk [Heading]	rr_RiskHeading	Principal Investment Risk
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.

-

Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-782-8183
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class A Shares shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	1Q	2007	1.08%
Worst Quarter:	4Q	2010	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns ^ (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper U.S. Treasury Money Market Funds Average ("Lipper U.S. Treasury Average"). The total return of the Lipper U.S. Treasury Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class A, Class B, Class D, Class I and Class Y Shares were 0.04%, 0.04%, 0.04%, .0.04% and 0.04%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-782-8183
HSBC Investor U.S. Treasury MMKT Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.40%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return 2002	rr_AnnualReturn2002	0.89%
Annual Return 2003	rr_AnnualReturn2003	0.28%
Annual Return 2004	rr_AnnualReturn2004	0.55%
Annual Return 2005	rr_AnnualReturn2005	2.20%
Annual Return 2006	rr_AnnualReturn2006	3.96%
Annual Return 2007	rr_AnnualReturn2007	3.96%
Annual Return 2008	rr_AnnualReturn2008	0.91%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.76%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 24, 2001	[1]
HSBC Investor U.S. Treasury MMKT Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	529
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,216
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	403
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	697
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,216
1 Year	rr_AverageAnnualReturnYear01	(3.99%)	[1]
5 Years	rr_AverageAnnualReturnYear05	1.43%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2004	[1]
HSBC Investor U.S. Treasury MMKT Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	229
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	697
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	403
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	697
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,534
1 Year	rr_AverageAnnualReturnYear01		[1],[13]
5 Years	rr_AverageAnnualReturnYear05		[1],[13]
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%	[1],[13]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2003	[1],[13]
HSBC Investor U.S. Treasury MMKT Fund | D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	653
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.85%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 14, 2001	[1]
HSBC Investor U.S. Treasury MMKT Fund | E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	124
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	280
1 Year	rr_AverageAnnualReturnYear01		[1],[3]
5 Years	rr_AverageAnnualReturnYear05		[1],[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[3]
HSBC Investor U.S. Treasury MMKT Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	17
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	55
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	96
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	217
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1],[14]
5 Years	rr_AverageAnnualReturnYear05	2.09%	[1],[14]
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%	[1],[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2003	[1],[14]
HSBC Investor U.S. Treasury MMKT Fund | Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	28
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	87
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	152
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	343
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.99%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2001	[1]
HSBC Investor U.S. Treasury MMKT Fund | Lipper U.S. Treasury Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	1.81%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%	[1],[15]
HSBC Investor Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor Growth Fund (the "Growth Fund" or "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund^
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 89.14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.14%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Growth Portfolio ("Growth Portfolio" or "Portfolio").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of  $2 billion, which Winslow Capital Management, Inc., the Portfolio's Subadviser, believes have the potential to generate superior levels of long-term profitability and growth. Equity securities include common or preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; American Depositary Receipts ("ADRs"); and other securities with equity characteristics. The Subadviser uses a "growth" style of investing. The Subadviser's selection process is a blend of quantitative and fundamental research. In addition to its internal research, the Subadviser concentrates on profitability, capital intensity, cash flow and valuation measures, as well as earnings growth rates.

The Fund may invest in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. and foreign issuers. Additionally, the Fund may invest up to 20% of its assets in bonds and other debt securities, including lower rated, high yield bonds, commonly referred to as "junk bonds."The Fund may invest in derivatives for hedging or cash management purposes, as a substitute for investing in equity or fixed income securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of high quality companies with market capitalizations generally in excess of $2 billion, which Winslow Capital Management, Inc., the Portfolio's Subadviser, believes have the potential to generate superior levels of long-term profitability and growth.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a growth investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-
Fixed Income Securities Risk: The assets of the Fund may be allocated to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

-
High Yield ("Junk Bond") Risk: The Fund could lose money or experience a lower rate of return if the Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-
Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks.

-
American Depositary Receipts ("ADRs") Risk: Investments in depositary receipts, such as ADRs, may entail the special risks of international investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-
Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table further compares the Fund's performance over time to that of the Russell 2500 Growth Index and the Lipper Mid-Cap Growth Funds Average.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3Q	2010	16.11%
Worst Quarter:	4Q	2008	-23.15%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund's performance over time to that of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Average.

HSBC Investor Growth Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%	[16]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[16]
Management Fee	rr_ManagementFeesOverAssets	0.68%	[16]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[16]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[16]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.41%	[16]
Reduction of Management fee due to contractual limits	rr_Component3OtherExpensesOverAssets	0.10%	[16],[17]
Total Other Expenses	rr_OtherExpensesOverAssets	0.66%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[16]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[16],[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,020
Annual Return 2005	rr_AnnualReturn2005	11.27%
Annual Return 2006	rr_AnnualReturn2006	5.13%
Annual Return 2007	rr_AnnualReturn2007	24.23%
Annual Return 2008	rr_AnnualReturn2008	(41.06%)
Annual Return 2009	rr_AnnualReturn2009	40.67%
Annual Return 2010	rr_AnnualReturn2010	16.29%
1 Year	rr_AverageAnnualReturnYear01	10.48%	[18],[19]
5 Years	rr_AverageAnnualReturnYear05	3.64%	[18],[19]
Since Inception	rr_AverageAnnualReturnSinceInception	5.34%	[18],[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2004	[18],[19]
HSBC Investor Growth Fund | A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.48%	[18],[19]
5 Years	rr_AverageAnnualReturnYear05	3.26%	[18],[19]
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%	[18],[19]
HSBC Investor Growth Fund | A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.81%	[18],[19]
5 Years	rr_AverageAnnualReturnYear05	3.10%	[18],[19]
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%	[18],[19]
HSBC Investor Growth Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[16]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[16]
Management Fee	rr_ManagementFeesOverAssets	0.68%	[16]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[16]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[16]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.41%	[16]
Reduction of Management fee due to contractual limits	rr_Component3OtherExpensesOverAssets	0.10%	[16],[17]
Total Other Expenses	rr_OtherExpensesOverAssets	0.66%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[16]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[16],[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	598
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,037
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,037
1 Year	rr_AverageAnnualReturnYear01	11.52%	[18],[19]
5 Years	rr_AverageAnnualReturnYear05	3.96%	[18],[19]
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%	[18],[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2004	[18],[19]
HSBC Investor Growth Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[16]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[16]
Management Fee	rr_ManagementFeesOverAssets	0.68%	[16]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[16]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[16]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.41%	[16]
Reduction of Management fee due to contractual limits	rr_Component3OtherExpensesOverAssets	0.10%	[16],[17]
Total Other Expenses	rr_OtherExpensesOverAssets	0.66%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[16]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[16],[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 Year	rr_AverageAnnualReturnYear01	14.50%	[18],[19]
5 Years	rr_AverageAnnualReturnYear05	3.95%	[18],[19]
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%	[18],[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2004	[18],[19]
HSBC Investor Growth Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[16]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[16]
Management Fee	rr_ManagementFeesOverAssets	0.68%	[16]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[16]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[16]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.41%	[16]
Reduction of Management fee due to contractual limits	rr_Component3OtherExpensesOverAssets	0.10%	[16],[17]
Total Other Expenses	rr_OtherExpensesOverAssets	0.41%	[16]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[16]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[16],[17]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
1 Year	rr_AverageAnnualReturnYear01	16.64%	[18],[19]
5 Years	rr_AverageAnnualReturnYear05	4.99%	[18],[19]
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%	[18],[19]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2004	[18],[19]
HSBC Investor Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%	[18]
5 Years	rr_AverageAnnualReturnYear05	3.75%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%	[18],[20]
HSBC Investor Growth Fund | Lipper Large-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%	[18]
5 Years	rr_AverageAnnualReturnYear05	2.48%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[18],[20]
HSBC Investor Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor Opportunity Fund (the "Opportunity Fund" or "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund^
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 67.62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.62%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Opportunity Portfolio ("Opportunity Portfolio" or "Portfolio").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of September 30, 2010, between approximately  $4.2 million and  $6.2 billion).
The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund will invest primarily in common stocks, but may, to a limited extent, invest in fixed income securities. In addition, the Fund may invest in derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in equity or fixed income securities, or to enhance return.
Westfield Capital Management Company, L.P., the Portfolio's subadviser (the "Subadviser"), uses a bottom-up investment style to select investments that it believes offer superior prospects for growth. The Subadviser selects securities based upon fundamental analysis of a company's cash flow, industry position, potential for high profit margins, and strength of management, as well as other factors. When the Subadviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may seek a temporary defensive position and invest all or part of its assets in cash or cash equivalents. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500 Growth Index (as of September 30, 2010, between approximately $4.2 million and $6.2 billion).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-	Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its interest in equity securities.

-

Style Risk: The risk that use of a growth investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-

Fixed Income Securities Risk: The assets of the Fund may be allocated to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-

Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks.

-

Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table further compares the Fund's performance over time to that of the Russell 2500 Growth Index and the Lipper Mid-Cap Growth Funds Average.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	4Q 2001	28.08%
Worst Quarter:	4Q 2008	-25.98%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.98%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

HSBC Investor Opportunity Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%	[21]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[21]
Management Fee	rr_ManagementFeesOverAssets	0.80%	[21]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[21]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[21]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.02%	[21]
Total Other Expenses	rr_OtherExpensesOverAssets	1.27%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%	[21]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[21],[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	659
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,078
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,748
Annual Return 2001	rr_AnnualReturn2001	(1.95%)
Annual Return 2002	rr_AnnualReturn2002	(33.36%)
Annual Return 2003	rr_AnnualReturn2003	37.84%
Annual Return 2004	rr_AnnualReturn2004	11.42%
Annual Return 2005	rr_AnnualReturn2005	12.35%
Annual Return 2006	rr_AnnualReturn2006	14.16%
Annual Return 2007	rr_AnnualReturn2007	24.20%
Annual Return 2008	rr_AnnualReturn2008	(41.27%)
Annual Return 2009	rr_AnnualReturn2009	41.29%
Annual Return 2010	rr_AnnualReturn2010	29.60%
1 Year	rr_AverageAnnualReturnYear01	23.11%	[23]
5 Years	rr_AverageAnnualReturnYear05	7.69%	[23]
10 Years	rr_AverageAnnualReturnYear10	5.02%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	9.06%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 1996	[23]
HSBC Investor Opportunity Fund | A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.83%	[23]
5 Years	rr_AverageAnnualReturnYear05	5.70%	[23]
10 Years	rr_AverageAnnualReturnYear10	4.01%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%	[23]
HSBC Investor Opportunity Fund | A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.39%	[23]
5 Years	rr_AverageAnnualReturnYear05	6.17%	[23]
10 Years	rr_AverageAnnualReturnYear10	4.13%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%	[23]
HSBC Investor Opportunity Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[21]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[21]
Management Fee	rr_ManagementFeesOverAssets	0.80%	[21]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[21]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[21]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.02%	[21]
Total Other Expenses	rr_OtherExpensesOverAssets	1.27%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%	[21]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[21],[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.40%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	643
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,034
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,774
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	834
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,452
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,744
1 Year	rr_AverageAnnualReturnYear01	24.61%	[23]
5 Years	rr_AverageAnnualReturnYear05	7.98%	[23]
10 Years	rr_AverageAnnualReturnYear10	5.09%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	8.48%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 6, 1998	[23]
HSBC Investor Opportunity Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[21]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[21]
Management Fee	rr_ManagementFeesOverAssets	0.80%	[21]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[21]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[21]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.02%	[21]
Total Other Expenses	rr_OtherExpensesOverAssets	1.27%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%	[21]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[21],[22]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.40%	[21]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	343
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	834
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,452
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,117
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	243
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	834
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,452
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,117
1 Year	rr_AverageAnnualReturnYear01	27.79%	[23]
5 Years	rr_AverageAnnualReturnYear05	8.01%	[23]
10 Years	rr_AverageAnnualReturnYear10	4.79%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	8.74%	[23]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 4, 1998	[23]
HSBC Investor Opportunity Fund | Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.86%	[23]
5 Years	rr_AverageAnnualReturnYear05	5.63%	[23]
10 Years	rr_AverageAnnualReturnYear10	4.19%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%	[23],[24]
HSBC Investor Opportunity Fund | Lipper Mid-Cap Growth Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.87%	[23]
5 Years	rr_AverageAnnualReturnYear05	4.67%	[23]
10 Years	rr_AverageAnnualReturnYear10	3.01%	[23]
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%	[23],[24]
HSBC Investor Overseas Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor Overseas Equity Fund (the "Overseas Equity Fund" or "Fund") is long-term growth of capital and future income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund^
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 63.35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	63.35%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor International Equity Portfolio ("International Equity Portfolio" or "Portfolio").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside of the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East. For purposes of this test, the Fund treats common stocks and other securities with equity characteristics as equity securities of foreign corporations, including, but not limited to, depositary receipts, preferred stock, warrants, rights, securities convertible into common stock, trust certificates, limited partnership interests and equity participations. Additionally, the Fund intends to have at least three different countries other than the United States represented and also intends to invest, under normal market conditions, primarily (at least 65% of its assets) in companies with large market capitalizations. For purposes of this policy, a large company is defined as a company included among the largest 80% of companies in terms of market capitalization in the Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index ("MSCI EAFE® Index"). The Fund may invest up to 20% of its assets in equity securities of companies in emerging markets.
Lord, Abbett & Co. LLC is the Portfolio's subadviser (the "Subadviser"). The Subadviser seeks to invest in companies of all capitalizations that it believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation. The Subadviser will generally sell a security when it believes the security seems less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target.
The Fund may, under exceptional circumstances, seek a temporary defensive position and invest part or all of its assets in fixed income securities denominated in foreign currencies, domestic or foreign government securities, and nonconvertible preferred stock, or hold its assets in cash or cash equivalents. In addition, the
Fund may invest in derivatives for hedging purposes, cash management purposes, as a substitute for investing directly in equity or fixed income securities, or to enhance return. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies organized and domiciled in developed nations outside of the United States or for which the principal trading market is outside the United States, including Europe, Canada, Australia and the Far East.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a growth or value investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-
Foreign Securities/Emerging Markets Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries, including those of emerging market countries, are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks. Securities of emerging market issuers generally have more risk than securities issued by issuers located in more developed markets.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's performance.

-
Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

-
Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-
Portfolio Turnover Risk: At times, the Fund may experience high levels of portfolio turnover. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table further compares the Fund's performance over time to that of the MSCI EAFE Index and the Lipper International Large-Cap Value Funds Average.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2Q 2009	26.09%
Worst Quarter:	4Q 2008	-25.97%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the MSCI EAFE® Index and the Lipper International Large-Cap Value Funds Average.

In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

HSBC Investor Overseas Equity Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%	[25]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[25]
Management Fee	rr_ManagementFeesOverAssets	0.71%	[25]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[25]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[25]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.75%	[25]
Total Other Expenses	rr_OtherExpensesOverAssets	2.00%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%	[25]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[25]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	679
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,790
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,330
Annual Return 2001	rr_AnnualReturn2001	(18.04%)
Annual Return 2002	rr_AnnualReturn2002	(17.44%)
Annual Return 2003	rr_AnnualReturn2003	28.37%
Annual Return 2004	rr_AnnualReturn2004	22.90%
Annual Return 2005	rr_AnnualReturn2005	15.47%
Annual Return 2006	rr_AnnualReturn2006	30.26%
Annual Return 2007	rr_AnnualReturn2007	6.20%
Annual Return 2008	rr_AnnualReturn2008	(49.23%)
Annual Return 2009	rr_AnnualReturn2009	31.83%
Annual Return 2010	rr_AnnualReturn2010	2.35%
1 Year	rr_AverageAnnualReturnYear01	(2.74%)	[26]
5 Years	rr_AverageAnnualReturnYear05	(2.07%)	[26]
10 Years	rr_AverageAnnualReturnYear10	1.05%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%	[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 26, 1996	[26]
HSBC Investor Overseas Equity Fund | A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.96%)	[26]
5 Years	rr_AverageAnnualReturnYear05	(4.98%)	[26]
10 Years	rr_AverageAnnualReturnYear10	(0.90%)	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%	[26]
HSBC Investor Overseas Equity Fund | A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.92%)	[26]
5 Years	rr_AverageAnnualReturnYear05	(1.90%)	[26]
10 Years	rr_AverageAnnualReturnYear10	0.65%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%	[26]
HSBC Investor Overseas Equity Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[25]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[25]
Management Fee	rr_ManagementFeesOverAssets	0.71%	[25]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[25]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[25]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.75%	[25]
Total Other Expenses	rr_OtherExpensesOverAssets	2.00%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%	[25]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[25]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.60%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,183
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,358
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	983
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,725
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,358
1 Year	rr_AverageAnnualReturnYear01	(2.42%)	[26]
5 Years	rr_AverageAnnualReturnYear05	(1.79%)	[26]
10 Years	rr_AverageAnnualReturnYear10	1.11%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	3.91%	[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 26, 1996	[26]
HSBC Investor Overseas Equity Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[25]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[25]
Management Fee	rr_ManagementFeesOverAssets	0.71%	[25]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[25]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[25]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.75%	[25]
Total Other Expenses	rr_OtherExpensesOverAssets	2.00%	[25]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.46%	[25]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[25],[27]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.60%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	363
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	983
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,725
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,682
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	983
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,725
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,682
1 Year	rr_AverageAnnualReturnYear01	0.64%	[26]
5 Years	rr_AverageAnnualReturnYear05	(1.76%)	[26]
10 Years	rr_AverageAnnualReturnYear10	0.83%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%	[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 26, 1996	[26]
HSBC Investor Overseas Equity Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%	[26]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[26]
10 Years	rr_AverageAnnualReturnYear10	3.94%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%	[26],[28]
HSBC Investor Overseas Equity Fund | Lipper International Large-Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.19%	[26]
5 Years	rr_AverageAnnualReturnYear05	1.19%	[26]
10 Years	rr_AverageAnnualReturnYear10	4.20%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	6.51%	[26],[28]
HSBC Investor Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor Value Fund (the "Value Fund" or "Fund") is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund^
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 26.36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.36%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 64 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Value Portfolio ("Value Portfolio" or "Portfolio").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that NWQ Investment Management Company, LLC, as the subadviser to the Portfolio (the "Subadviser"), believes possess opportunities underappreciated or misperceived by the market. The Subadviser is a disciplined, opportunistic, bottom-up research driven firm. Its investment philosophy emphasizes attractive valuation, downside protection, and identifying catalysts or inflection points with respect to the purchase and sale of individual securities for the Fund. The investment process seeks to add value through active management. The process is fluid and dynamic; the Fund is constantly monitored using, and strictly adhering to, the Subadviser's research and analyst driven process. The Subadviser also recognizes that active management requires taking independent, non-consensus views on companies and industries. Therefore, the Subadviser attempts to build downside protection into its process by evaluating and quantifying the risks versus the reward opportunity of every investment in the Fund.
The Fund may also invest up to 25% of its assets in dollar-denominated securities of non-U.S. issuers that are traded on a U.S. stock exchange and/or American Depositary Receipts ("ADRs") and up to 20% of its assets in bonds and other debt securities.
The Fund may invest in a broad range of equity securities of U.S. and foreign companies, including warrants or rights that can be converted into common stock. Equity securities include common or preferred stock; rights or warrants to purchase common or preferred stock; securities convertible into common or preferred stock such as convertible preferred stock, bonds or debentures; ADRs; and other securities with equity characteristics. The Fund may also invest, without limit, in short-term debt and other high-quality, fixed income securities, including U.S. and foreign government securities, certificates of deposit and bankers' acceptances of U.S. and foreign banks, and commercial paper of U.S. or foreign issuers if these instruments have been identified by the Subadviser as having the potential to provide long-term growth of capital or income. In addition, the Fund may engage in repurchase transactions and may invest in derivative instruments for hedging purposes, cash management purposes, as a substitute for investing directly in equity or fixed income securities, or to enhance return.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in U.S. and foreign equity securities of companies with large and medium capitalizations that NWQ Investment Management Company, LLC, as the subadviser to the Portfolio (the "Subadviser"), believes possess opportunities underappreciated or misperceived by the market.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-	Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its interest in equity securities.

-

Style Risk: The risk that use of a growth investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Fund's securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies may be particularly volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve even greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Smaller capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of securities may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-
Fixed Income Securities Risk: The assets of the Fund may be allocated to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

-
Foreign Securities Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulations as U.S. issuers. Also, political changes could adversely affect the Fund's investments in a foreign country and the lack of historical or regulatory controls may expose the Fund to additional risks.

-
American Depositary Receipts ("ADRs") Risk: Investments in depositary receipts, such as ADRs, may entail the special risks of international investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

-
Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table further compares the Fund's performance over time to that of the Russell 1000 Value Index and the Lipper Multi-Cap Value Funds Average.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares, Class C Shares and Class I Shares will differ from the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3Q 2009	19.50%
Worst Quarter:	4Q 2008	-18.80%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B, Class C and Class I Shares may vary. The table further compares the Fund's performance over time to that of the Russell 1000® Value Index and the Lipper Multi-Cap Value Funds Average.

In some cases, the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

HSBC Investor Value Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%	[29]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[29]
Management Fee	rr_ManagementFeesOverAssets	0.52%	[29]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[29]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[29]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.57%	[29]
Total Other Expenses	rr_OtherExpensesOverAssets	0.82%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[29]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[29],[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	616
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	890
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,020
Annual Return 2005	rr_AnnualReturn2005	11.13%
Annual Return 2006	rr_AnnualReturn2006	18.69%
Annual Return 2007	rr_AnnualReturn2007	1.41%
Annual Return 2008	rr_AnnualReturn2008	(38.22%)
Annual Return 2009	rr_AnnualReturn2009	28.44%
Annual Return 2010	rr_AnnualReturn2010	14.65%
1 Year	rr_AverageAnnualReturnYear01	8.91%	[31],[32]
5 Years	rr_AverageAnnualReturnYear05	0.79%	[31],[32]
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%	[31],[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2004	[31],[32]
HSBC Investor Value Fund | A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.86%	[31],[32]
5 Years	rr_AverageAnnualReturnYear05	0.14%	[31],[32]
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[31],[32]
HSBC Investor Value Fund | A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.85%	[31],[32]
5 Years	rr_AverageAnnualReturnYear05	0.70%	[31],[32]
Since Inception	rr_AverageAnnualReturnSinceInception	3.95%	[31],[32]
HSBC Investor Value Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[29]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[29]
Management Fee	rr_ManagementFeesOverAssets	0.52%	[29]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[29]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[29]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.57%	[29]
Total Other Expenses	rr_OtherExpensesOverAssets	0.82%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[29]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[29],[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	598
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,042
1 Year	rr_AverageAnnualReturnYear01	9.74%	[31],[32]
5 Years	rr_AverageAnnualReturnYear05	1.07%	[31],[32]
Since Inception	rr_AverageAnnualReturnSinceInception	4.71%	[31],[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2004	[31],[32]
HSBC Investor Value Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[29]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[29]
Management Fee	rr_ManagementFeesOverAssets	0.52%	[29]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[29]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[29]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.57%	[29]
Total Other Expenses	rr_OtherExpensesOverAssets	0.82%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[29]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[29],[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.95%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	298
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	641
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	198
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	641
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,410
1 Year	rr_AverageAnnualReturnYear01	12.83%	[31],[32]
5 Years	rr_AverageAnnualReturnYear05	1.08%	[31],[32]
Since Inception	rr_AverageAnnualReturnSinceInception	4.63%	[31],[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2004	[31],[32]
HSBC Investor Value Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[29]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[29]
Management Fee	rr_ManagementFeesOverAssets	0.52%	[29]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[29]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[29]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.57%	[29]
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%	[29]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[29]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[29],[30]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[29]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	587
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,316
1 Year	rr_AverageAnnualReturnYear01	14.87%	[31],[32]
5 Years	rr_AverageAnnualReturnYear05	2.09%	[31],[32]
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%	[31],[32]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 7, 2004	[31],[32]
HSBC Investor Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.51%	[31],[32]
5 Years	rr_AverageAnnualReturnYear05	1.28%	[31],[32]
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%	[20],[31],[32]
HSBC Investor Value Fund | Lipper Multi-Cap Value Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.16%	[31],[32]
5 Years	rr_AverageAnnualReturnYear05	1.39%	[31],[32]
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[20],[31],[32]
HSBC Investor U.S. Treasury Obligations
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor U.S. Treasury Obligations Money Market (the "Fund") is to provide shareholders of the Fund with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, and typically investing exclusively, in a portfolio comprised of obligations of the U.S. Department of the Treasury ("U.S. Treasury"), including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities. The debt securities described above will carry maturities of (or deemed maturities of ) 397 days or less as well as different interest rates and issue dates. The Fund will also maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by the Adviser. Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, and typically investing exclusively, in a portfolio comprised of obligations of the U.S. Department of the Treasury ("U.S. Treasury"), including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and repurchase agreements fully collateralized by U.S. Treasury securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The Fund has the following principal investment risks:

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed-income securities to decline.
	-	Credit Risk: The risk that the issuer of bonds may not be able to meet interest and principal payments when the bonds become due.
-

Repurchase Agreements: The risk that the counterparty to a repurchase agreement may default or otherwise become unable to honor a financial obligation and the value of the Fund's investment could decline as a result.

-

Stable NAV Risk - The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.
HSBC Investor U.S. Treasury Obligations | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.40%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[34]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	235
HSBC Investor U.S. Treasury Obligations | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[34]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	532
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	623
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	423
HSBC Investor U.S. Treasury Obligations | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[34]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	232
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	423
HSBC Investor U.S. Treasury Obligations | D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[34]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	187
HSBC Investor U.S. Treasury Obligations | E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[34]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	91
HSBC Investor U.S. Treasury Obligations | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[34]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	75
HSBC Investor U.S. Treasury Obligations | Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.25%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[34]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	107
HSBC Investor BRIC Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor BRIC Equity Fund (the "Fund") is to seek long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 40 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 40 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies including exchange-traded funds (referred to as "Acquired Funds").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies that are economically tied to Brazil, Russia, India and the People's Republic of China, including its administrative and other districts, such as Hong Kong SAR ("China") ("BRIC countries"). A company is economically tied to a BRIC country if it is organized or principally operates in the country, has its principal trading market in the country, derives a majority (i.e., greater than 50%) of its income from its operations within the country or has a majority (i.e., greater than 50%) of its assets in the country ("BRIC Issuers").

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap issuers, and may invest directly in securities of BRIC Issuers listed on a major stock exchange or other registered market in the BRIC countries that have been established and approved by the applicable regulating authorities. The Fund may invest more broadly in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), where underlying securities are issued by BRIC Issuers and are then traded on a regulated market outside the BRIC country, mainly in the United States or Europe. The Fund's investments will generally be spread among a number of industries.

In addition, the Fund may invest in derivative instruments including, but not limited to, financial futures, foreign currency swaps, foreign currency contracts, options on futures contracts, options on securities and swaps. The Fund may invest in a broad range of equity securities of foreign countries and in exchange traded funds ("ETFs"), floating and variable rate instruments, cash and cash equivalents. The Fund may also engage in repurchase transactions. In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return.

Sinopia Asset Management ("Sinopia" or "Subadviser") serves as the Fund's subadviser. The Subadviser, using a proprietary quantitative model, will allocate the Fund's assets among the BRIC countries and may over or under allocate in particular countries as it considers appropriate. The quantitative model seeks to capture market inefficiencies by using complex mathematical and statistical models. The Subadviser then selects securities based on its review of the securities earnings per share forecasts which take into consideration changes in average forecasted earnings and the dispersion of earnings forecasts.

With regard to its investments in China, the Fund intends to invest only in China H-Shares and Red Chip Companies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity and equity-related securities of companies that are economically tied to Brazil, Russia, India and the People's Republic of China, including its administrative and other districts, such as Hong Kong SAR ("China") ("BRIC countries").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Capitalization Risk: Large capitalization stocks may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of the securities in which the Fund invests may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-

Exchange-Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

-

Foreign Securities Risk: Investments in foreign securities, and in instruments backed by such securities, such as ADRs, EDRs and GDRs, are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

-

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries. All of the BRIC countries are considered emerging markets countries.

-

Brazil Risk: The Fund's investments in Brazil may be adversely impacted by local economic and political conditions, as well as changes in Brazilian government policy. Investing in securities of Brazilian companies involves certain special risks, including investment and repatriation controls, fluctuations in the rate of exchange between Brazil's currency (the "Real") and the U.S. Dollar, high rates of inflation, greater price volatility and illiquid markets.

-

Russia Risk: The Fund's investments in Russia may be adversely impacted by local economic and political conditions, as well as changes in Russian government policy. Investing in securities of Russian companies involves special risks, including the risk that securities of Russian issuers will remain subject to a higher degree of volatility than the securities of issuers of developed countries as Russia continues to transition to a market-oriented, democratic style government. The Russian economy lacks an effective banking system and is plagued by a deteriorating infrastructure and internal regional conflicts. The Russian economy also relies heavily on the production and export of a range of commodities and is strongly affected by international commodity prices and a weakening global demand for these products.

-

India Risk: The Fund's investments in India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of Indian companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in the Fund.

-

China Risk: As the Chinese government continues to liberalize its economy, investing in securities of Chinese companies involves special risks, including fluctuations in the rate of exchange between China's currency (the "Renminbi") and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system.

-	Concentrated Country Risk: The Fund is likely to be more volatile than other mutual funds due to its concentration in BRIC Issuers and therefore BRIC countries.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

-	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

-	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

-

Repurchase Agreements: The use of repurchase agreements, which are agreements where a party buys a security from another party ("seller") and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller may become insolvent and subject to liquidation.

-

Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

-

Portfolio Turnover Risk: The Fund is actively managed, and in some cases, the Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover may adversely affect the Fund's performance by increasing brokerage and other expenses. High portfolio turnover (over 100%) also may result in a taxable event for shareholders.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Investor BRIC Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.21%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	1.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[35]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,246
HSBC Investor BRIC Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.21%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[35]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	710
HSBC Investor China Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor China Equity Fund (the "Fund") is to seek long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 40 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 40 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to the People's Republic of China, including its administrative and other districts, such as Hong Kong SAR ("China"). A company is economically tied to China if it is organized or principally operates in China, has its principal trading market in China, derives a majority (i.e., at least 50%) of its income from its operations within China, or has a majority (i.e., at least 50%) of its assets in China ("Chinese Issuer").

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Chinese Issuers. The Fund may invest directly in securities of Chinese Issuers or may invest more broadly in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), where the underlying securities are issued by Chinese Issuers and are then traded on a regulated market outside China, mainly in the United States or Europe.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

HSBC Global Asset Management (Hong Kong) Limited ("HSBC Hong Kong" or the "Subadviser") serves as the Fund's subadviser. In selecting companies for investment, the Subadviser generally evaluates a company's financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser uses a quantitative selection process which includes fundamental analysis, financial modeling and company visits.

With regard to its investments in China, the Fund intends to invest only in China B-Shares, China H-Shares, Red Chip Companies, P-Chip Companies and other companies that are economically tied to China and whose shares are listed on exchanges outside mainland China.

B-Shares are shares of companies listed on the Shanghai Stock Exchange or Shenzhen Stock Exchange and are quoted and traded in foreign currencies. H-Shares are shares of companies incorporated in mainland China and listed on the Hong Kong Stock Exchange. Red Chip Companies are companies with controlling Chinese shareholders that are incorporated outside mainland China and listed on the Hong Kong Stock Exchange. P-Chip Companies are companies with controlling private Chinese shareholders that are listed on a stock exchange outside mainland China (e.g., Singapore).

The Fund is considered to be "non-diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to the People's Republic of China, including its administrative and other districts, such as Hong Kong SAR ("China").
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Capitalization Risk: Large capitalization stocks may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of the securities in which the Fund invests may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-

Foreign Securities Risk: Investments in foreign securities, and in instruments backed by such securities, such as ADRs, EDRs and GDRs, are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

-

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries. China is considered to be an emerging market country.

-

China Risk: As the Chinese government continues to liberalize its economy, investing in securities of Chinese companies involves special risks, including fluctuations in the rate of exchange between China's currency (the "Renminbi") and the U.S. Dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China's ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system.

-	Concentrated Country Risk: The Fund is likely to be more volatile than other mutual funds due to its concentration in China issuers and therefore China.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

-	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

-	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

-

Repurchase Agreements: The use of repurchase agreements, which are agreements where a party buys a security from another party ("seller") and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller may become insolvent and subject to liquidation.

-

Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

-

Portfolio Turnover Risk: The Fund is actively managed, and in some cases, the Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover may adversely affect the Fund's performance by increasing brokerage and other expenses. High portfolio turnover (over 100%) also may result in a taxable event for shareholders.

-

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified'' and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified.'' Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified'' and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified.'' Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Investor China Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.07%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	1.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,198
HSBC Investor China Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.07%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	659
HSBC Investor India Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor India Equity Fund (the "Fund") is to seek long term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 40 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 40 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to India. A company is economically tied to India if it is organized or principally operates in India, has its principal trading market in India, derives a majority (i.e., greater than 50%) of its income from its operations within India, or has a majority (i.e., greater than 50%) of its assets in India ("Indian Issuer").

The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Indian Issuers. The Fund may invest directly in securities of Indian Issuers or may invest more broadly in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), where underlying securities are issued by Indian Issuers and are then traded on a regulated market outside India, mainly in the United States or Europe. The Fund may also invest in participatory notes linked to securities of Indian Issuers ("P-notes"). A P-note generally entitles its holder to a share in the income from the underlying security.

In addition, the Fund may invest in derivative instruments for hedging purposes, cash management purposes, or to enhance return. The Fund may also invest in a broad range of equity securities of foreign countries and in floating and variable rate instruments. The Fund may also engage in repurchase transactions.

HSBC Global Asset Management (Singapore) Limited ("HSBC Singapore" or "Subadviser") serves as the Fund's subadviser. In selecting companies for investment, the Subadviser generally evaluates a company's financial strength, competitive position, profitability, growth prospects and quality of management. In selecting investments for the Fund, the Subadviser combines a "top-down" macroeconomic analysis with "bottom-up" stock selection. The Subadviser may take into consideration factors such as, without limitation, earnings growth, interest rate sensitivity, management quality and liquidity.

The Fund is considered to be "non-diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), which means that the Fund can invest a greater percentage of its assets in fewer securities than a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in the equity and equity-related securities of companies that are economically tied to India.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Equity Securities Risk: The assets of the Fund are allocated primarily to equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Capitalization Risk: Large capitalization stocks may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of the securities in which the Fund invests may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Fund.

-

Foreign Securities Risk: Investments in foreign securities, and in instruments backed by such securities, such as ADRs, EDRs and GDRs, are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks.

-

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed markets. The less developed the country, the greater affect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries. India is considered to be an emerging market country.

-

India Risk: The Fund's investments in India may be adversely impacted by local economic and political conditions, as well as changes in Indian government policy. Investing in securities of Indian companies involves special risks, including greater political, economic and social uncertainty, higher rates of inflation, significantly greater price volatility, substantially less liquidity and much smaller market capitalization than other securities markets. In addition, less developed corporate disclosure and governance standards, greater difficulty in enforcing judgments, restrictions on foreign investment and repatriation of capital, exchange control regulations, currency exchange rate fluctuations, and greater governmental involvement in the economy and other political factors are potential risks of investing in the Fund.

-	Concentrated Country Risk: The Fund is likely to be more volatile than other mutual funds due to its concentration in Indian Issuers and therefore India.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-

Derivatives Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses, particularly when derivatives are used to enhance return rather than offset risk. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.

-	Counterparty Risk: The risk that the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, will not fulfill its contractual obligations.

-	Leverage Risk: Leverage created by borrowing or investments, such as derivatives, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

-

Repurchase Agreements: The use of repurchase agreements, which are agreements where a party buys a security from another party ("seller") and the seller agrees to repurchase the security at an agreed-upon date and price (which reflects a market rate of interest), involves certain risks. For example, if the seller of a repurchase agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities. There is also a risk that the seller may become insolvent and subject to liquidation.

-

Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

-

Portfolio Turnover Risk: The Fund is actively managed, and in some cases, the Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover may adversely affect the Fund's performance by increasing brokerage and other expenses. High portfolio turnover (over 100%) also may result in a taxable event for shareholders.

-

Issuer Diversification Risk: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified'' and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified.'' Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Focusing investments in a small number of issuers, industries or foreign currencies increases risk. The Fund is "non-diversified'' and may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified.'' Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The decline in value of one security will impact the Fund to a greater degree than if the Fund were more broadly diversified. Similarly, the Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of issuers in the same country or region.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not yet commenced investment operations as of the date of this Prospectus. Therefore, performance information is not available and has not been presented for the Fund.
HSBC Investor India Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.05%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	1.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,194
HSBC Investor India Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.05%	[33]
Total Other Expenses	rr_OtherExpensesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[36]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	655
Short Duration Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the HSBC Investor Short Duration Fixed Income Fund (the "Fund") is to maximize total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund(1)
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 28 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 28 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Right of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table reflects the combined fees and expenses for both the Fund and HSBC Investor Short Duration Fixed Income Portfolio (the "Portfolio").
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term "Fund", as applicable, to include the Portfolio.

Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities issued by governments, government agencies or corporations. The "total return'' sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Fund may purchase securities of various maturities, but expects to maintain an average portfolio duration of 1 to 3 years.

The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds'') rated B or higher by Moody's or S&P, or, if unrated, determined by the Adviser to be of comparable quality. The Fund may invest up to 30% of its total assets in securities of foreign (non-U.S.) issuers, including up to 5% of its assets in securities of issuers in emerging or developing markets.

The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques.

In managing the Fund, the Adviser focuses on sector rotation, security selection, and the yield curve. Duration management is also considered. The Adviser will select investments for purchase or sale by evaluating issuers based on (i) general economic and financial conditions; (ii) the specific issuer's: (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, and (e) fair market value of assets; (iii) any unique political, economic or social conditions applicable to such issuer's country; and (iv) other considerations the Adviser deems appropriate. The Adviser selects securities for the Fund based on various factors, including the outlook for the economy, and anticipated changes in interest rates and inflation. The Adviser may sell securities when it believes that expected risk-adjusted return is low compared to other investment opportunities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities issued by governments, government agencies or corporations.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of the Fund's investments in fixed income securities.

	-	Credit Risk: The risk that the issuer of bonds may not be able to make interest and principal payments when the bonds become due.
	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.
-

High Yield ("Junk Bond") Risk: The Fund could lose money or experience a lower rate of return if the Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income securities. Junk bonds have more credit risk than investment grade bonds.

-

Prepayment Risk: With respect to mortgage-backed instruments, the risk that the principal amount of the underlying mortgages will be repaid prior to the bond's maturity date. When such repayment occurs, no additional interest will be paid on the investment.

-

Extension Risk: An issuer may exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates.

-

Foreign Securities/Emerging Markets Risk: Investments in foreign securities are generally riskier than investments in U.S. securities. Foreign securities, including those of emerging market issuers, are subject to additional risks, including international trade, political and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers of more developed foreign markets.

-

Derivatives/Leverage Risk: The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could increase the volatility of the Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of the Fund to be more volatile.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund's investment performance.

-

Short Sale Risk: A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short position through a forward commitment or a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

-

Mortgage-Backed Securities: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. Mortgage- and asset-backed securities are subject to prepayment, extension, market, and credit risks, all of which are described elsewhere in this prospectus.

-	Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for the Fund because it has not commenced operations as of the date of this prospectus.
Short Duration Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%	[37]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[37]
Management Fee	rr_ManagementFeesOverAssets	0.40%	[37]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[37]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[37]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.63%	[33],[37]
Total Other Expenses	rr_OtherExpensesOverAssets	0.88%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%	[37]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[37],[38]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%	[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	538
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	538
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	802
Short Duration Fixed Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[37]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[37]
Management Fee	rr_ManagementFeesOverAssets	0.40%	[37]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[37]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[37]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.63%	[33],[37]
Total Other Expenses	rr_OtherExpensesOverAssets	0.88%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[37]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[37],[38]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	543
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	776
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Short Duration Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[37]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[37]
Management Fee	rr_ManagementFeesOverAssets	0.40%	[37]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%	[37]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%	[37]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.63%	[33],[37]
Total Other Expenses	rr_OtherExpensesOverAssets	0.88%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%	[37]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[37],[38]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%	[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	576
Short Duration Fixed Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[37]
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[37]
Management Fee	rr_ManagementFeesOverAssets	0.40%	[37]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none	[37]
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none	[37]
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.63%	[33],[37]
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%	[37]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[37]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.63%)	[37],[38]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%	[37]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	41
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Aggressive Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Aggressive Strategy Fund (the "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 50.21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.21%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds ("ETFs") (collectively,"Underlying Funds"). The Fund may also purchase or hold exchange traded notes ("ETNs").

The Adviser uses an active or "tactical" asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund's target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund's target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors' performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund's target allocation within a target investment range, and has determined a "neutral" target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund's actual allocation will typically vary (within the investment ranges listed in the table on page 5) from the neutral target allocation.

The Adviser also believes that the Fund's actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund's target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund is viewed as having the greatest potential for long-term investment returns, as well as the most investment risk, of the Funds included in this prospectus.

This table shows how the Adviser currently expects to allocate the Fund's investments among asset classes and the sectors that make up each asset class.

	Investment Range	Target Allocation

Asset Class	(Approximate Percentage of the Fund's Assets)

Underlying Equity Funds U.S. Large Cap Growth U.S. Large Cap Value U.S. Small Cap U.S. Mid-Cap International Equity Global Emerging Markets Equity	50-100%	80%

Underlying Fixed Income Funds U.S. Fixed Income High Yield Fixed Income International Fixed Income Global Emerging Markets Fixed Income	0-50%	13%

Other Underlying Funds and Investments Private Equity Funds Real Estate Funds Commodity Funds	0-20%	6%

HSBC Investor Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund's investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds' investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser's discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments and the HSBC Investor Prime Money Market Fund as a temporary defensive position. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Allocation Risk: The risk that the Adviser's target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

-

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser(s) for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

-

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds' portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies held by the Underlying Funds may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies held by the Underlying Funds may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk: The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

-

Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

-

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

-

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund's sensitivity to changes in interest rates and resulting in less income than potentially available.

-

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

-

Derivatives/Leverage Risk: An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Underlying Funds' investment performance.

-	Index Risk: The risk that the Underlying Funds' performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

-

Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund's investment in the Underlying Fund will decrease.

-

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

-

Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

-

Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

-

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

-

Exchange Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-

Portfolio Turnover Risk: The Adviser anticipates that, at times, the Fund may experience high levels of portfolio turnover, such as when the Adviser changes the Fund's tactical allocation or during periods of market turbulence that require relatively more frequent rebalancing. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the "Additional Information About the World Selection Funds' Investment Strategies and Risks" section of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3Q	2009	18.39%
Worst Quarter:	4Q	2008	-23.14%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill. For additional information regarding these indices, see "More Information About Indices" starting on page 41 of this prospectus.

Aggressive Strategy Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.24%
Total Other Expenses	rr_OtherExpensesOverAssets	1.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	678
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,148
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,066
Annual Return 2006	rr_AnnualReturn2006	16.21%
Annual Return 2007	rr_AnnualReturn2007	14.34%
Annual Return 2008	rr_AnnualReturn2008	(41.86%)
Annual Return 2009	rr_AnnualReturn2009	35.63%
Annual Return 2010	rr_AnnualReturn2010	15.12%
1 Year	rr_AverageAnnualReturnYear01	9.38%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.76%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%	[40]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2005	[40]
Aggressive Strategy Fund | A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.25%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.55%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%	[40]
Aggressive Strategy Fund | A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.27%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.38%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	3.86%	[40]
Aggressive Strategy Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.24%
Total Other Expenses	rr_OtherExpensesOverAssets	1.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	662
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,107
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,033
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	262
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	907
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,577
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,033
1 Year	rr_AverageAnnualReturnYear01	10.28%	[40]
5 Years	rr_AverageAnnualReturnYear05	3.04%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	4.62%	[40]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 9, 2005	[40]
Aggressive Strategy Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	1.24%
Total Other Expenses	rr_OtherExpensesOverAssets	1.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[39]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	362
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,367
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	262
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	907
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,577
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,367
1 Year	rr_AverageAnnualReturnYear01	13.27%	[40]
5 Years	rr_AverageAnnualReturnYear05	3.10%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%	[40]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 9, 2005	[40]
Aggressive Strategy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[40],[41]
Aggressive Strategy Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%	[40],[41]
Aggressive Strategy Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%	[40]
5 Years	rr_AverageAnnualReturnYear05	5.80%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%	[40],[41]
Aggressive Strategy Fund | Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.30%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[40],[41]
Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Balanced Strategy Fund (the "Fund") is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52.81% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.81%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds ("ETFs") (collectively, "Underlying Funds"). The Fund may also purchase or hold exchange traded notes ("ETNs").
The Adviser uses an active or "tactical" asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund's target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund's target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors' performance in various market conditions.
The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund's target allocation within a target investment range, and has determined a "neutral" target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund's actual allocation will typically vary (within the investment ranges listed in the table on page 13) from the neutral target allocation.
The Adviser also believes that the Fund's actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund's target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Moderate Strategy Fund or the Conservative Strategy Fund.

This table shows how the Adviser currently expects to allocate the Fund's investments among asset classes and the sectors that make up each asset class.

	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund's Assets)

Underlying Equity Funds U.S. Large Cap Growth U.S. Large Cap Value U.S. Small Cap U.S. Mid-Cap International Equity Global Emerging Markets Equity	30-80%	54%

Underlying Fixed Income Funds U.S. Fixed Income High Yield Fixed Income International Fixed Income Global Emerging Markets Fixed Income	20-70%	32%

Other Underlying Funds and Investments Private Equity Funds Real Estate Funds Commodity Funds	0-20%	12%

HSBC Investor Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund's investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds' investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser's discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments or the HSBC Investor Prime Money Market Fund as a temporary defensive position. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Allocation Risk: The risk that Adviser's target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

-

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

-

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds' portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Capitalization Risk: Stocks of large capitalization companies held by the Underlying Funds may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies held by the Underlying Funds may involve greater risks due to limited product lines, market and financial or managerial resources, as well as have more volatile stock prices and the potential for greater declines in stock prices in response to selling pressure. Small capitalization companies generally have more risk than medium capitalization companies.

-

Market Risk. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

		-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

-
Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

-

High Yield ("Junk Bonds") Risk: The Fund could lose money or experience a lower rate of return if an Underlying Fund holds high-yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

		-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

		-	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

-

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

-

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund's sensitivity to changes in interest rates and resulting in less income than potentially available.

-

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

-

Derivatives/Leverage Risk: An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Underlying Funds' investment performance.

-	Index Risk: The risk that the Underlying Funds' performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

-
Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund's investment in the Underlying Fund will decrease.

-

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

-
Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

-
Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

-
Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

-
Exchange Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

-
Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-
Portfolio Turnover Risk: The Adviser anticipates that, at times, the Fund may experience high levels of portfolio turnover, such as when the Adviser changes the Fund's tactical allocation or during periods of market turbulence that require relatively more frequent rebalancing. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the "Additional Information About the World Selection Funds' Investment Strategies and Risks" section of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3Q	2009	16.21%
Worst Quarter:	4Q	2008	-19.41%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill. For additional information regarding these indices, please see "More Information About Indices" starting on page 41 of this prospectus.

Balanced Strategy Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	666
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,015
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,387
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,429
Annual Return 2006	rr_AnnualReturn2006	14.50%
Annual Return 2007	rr_AnnualReturn2007	11.79%
Annual Return 2008	rr_AnnualReturn2008	(36.76%)
Annual Return 2009	rr_AnnualReturn2009	31.67%
Annual Return 2010	rr_AnnualReturn2010	15.05%
1 Year	rr_AverageAnnualReturnYear01	9.26%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.11%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%	[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 8, 2005	[42]
Balanced Strategy Fund | A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.58%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.69%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%	[42]
Balanced Strategy Fund | A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.18%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.58%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%	[42]
Balanced Strategy Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	650
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	970
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
1 Year	rr_AverageAnnualReturnYear01	10.15%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.38%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%	[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005	[42]
Balanced Strategy Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.66%
Total Other Expenses	rr_OtherExpensesOverAssets	0.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	350
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,806
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	250
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	770
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,806
1 Year	rr_AverageAnnualReturnYear01	13.13%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.38%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%	[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 27, 2005	[42]
Balanced Strategy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[41],[42]
Balanced Strategy Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%	[41],[42]
Balanced Strategy Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%	[42]
5 Years	rr_AverageAnnualReturnYear05	5.80%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%	[41],[42]
Balanced Strategy Fund | Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.30%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[41],[42]
Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Moderate Strategy Fund (the "Fund") is high total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66.98% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.98%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds ("ETFs") (collectively,"Underlying Funds"). The Fund may also purchase or hold exchange traded notes ("ETNs").

The Adviser uses an active or "tactical" asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund's target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund's target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors' performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund's target allocation within a target investment range, and has determined a "neutral" target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund's actual allocation will typically vary (within the investment ranges listed in the table on page 21) from the neutral target allocation.

The Adviser also believes that the Fund's actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund's target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.
The Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund or the Balanced Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Conservative Strategy Fund.

This table shows how the Adviser currently expects to allocate the Fund's investments among asset classes and the sectors that make up each asset class.

	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund's Assets)

Underlying Equity Funds	20-70%	39%
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
U.S. Mid-Cap
International Equity
Global Emerging Markets Equity

Underlying Fixed Income Funds	30-80%	47%
U.S. Fixed Income
High Yield Fixed Income
International Fixed Income
Global Emerging Markets Fixed Income

Other Underlying Funds and Investments	0-20%	12%
Private Equity Funds
Real Estate Funds
Commodity Funds

HSBC Investor Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund's investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds' investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser's discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments or the HSBC Investor Prime Money Market Fund as a temporary defensive position. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. The Fund has the following principal investment risks:

-

Allocation Risk: The risk that Adviser's target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

-

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

-

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its investments in equity securities.

-

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds' portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Market Risk. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

-
Fixed Income Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

-
High Yield ("Junk Bonds") Risk: The Fund could lose money or experience a lower rate of return if an Underlying Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

-

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

-

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund's sensitivity to changes in interest rates and resulting in less income than potentially available.

-

Derivatives/Leverage Risk: An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

-

Foreign Securities/Emerging Markets Risk: Foreign securities, including those of emerging market issuers, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed foreign markets.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Underlying Funds' investment performance.

-	Index Risk: The risk that the Underlying Funds' performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

-
Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund's investment in the Underlying Fund will decrease.

-

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

-
Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

-
Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

-
Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

-
Exchange Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

-
Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-
Portfolio Turnover Risk: The Adviser anticipates that, at times, the Fund may experience high levels of portfolio turnover, such as when the Adviser changes the Fund's tactical allocation or during periods of market turbulence that require relatively more frequent rebalancing. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the "Additional Information About the World Selection Funds' Investment Strategies and Risks" section of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3Q	2009	13.43%
Worst Quarter:	4Q	2008	-15.57%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill. For additional information regarding these indices, please see "More Information About Indices" starting on page 41 of this prospectus.

Moderate Strategy Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Total Other Expenses	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	660
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	997
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,367
Annual Return 2006	rr_AnnualReturn2006	12.24%
Annual Return 2007	rr_AnnualReturn2007	9.48%
Annual Return 2008	rr_AnnualReturn2008	(30.60%)
Annual Return 2009	rr_AnnualReturn2009	27.19%
Annual Return 2010	rr_AnnualReturn2010	13.55%
1 Year	rr_AverageAnnualReturnYear01	7.84%	[40]
5 Years	rr_AverageAnnualReturnYear05	3.20%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%	[40]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2005	[40]
Moderate Strategy Fund | A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.70%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[40]
Moderate Strategy Fund | A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.19%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.47%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[40]
Moderate Strategy Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Total Other Expenses	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	644
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	951
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,390
1 Year	rr_AverageAnnualReturnYear01	8.74%	[40]
5 Years	rr_AverageAnnualReturnYear05	3.47%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	4.49%	[40]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005	[40]
Moderate Strategy Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Total Other Expenses	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	344
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	751
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,285
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	244
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	751
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,746
1 Year	rr_AverageAnnualReturnYear01	11.66%	[40]
5 Years	rr_AverageAnnualReturnYear05	3.47%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%	[40]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 9, 2005	[40]
Moderate Strategy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[40],[41]
Moderate Strategy Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%	[40],[41]
Moderate Strategy Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%	[40]
5 Years	rr_AverageAnnualReturnYear05	5.80%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%	[40],[41]
Moderate Strategy Fund | Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%	[40]
5 Years	rr_AverageAnnualReturnYear05	2.30%	[40]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[40],[41]
Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Conservative Strategy Fund (the "Fund") is high total return consisting of long-term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78.48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.48%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the HSBC Investor Family of Funds. More information about these and other discounts is available from your financial professional, and is explained in "Distribution Arrangements/Sales Charges" on page 54 of this prospectus and in the Fund's Statement of Additional Information ("SAI") in "Rights of Accumulation" on page 88.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a "fund of funds," meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser, mutual funds managed by investment advisers that are not associated with the Adviser and exchange traded funds ("ETFs") (collectively,"Underlying Funds"). The Fund may also purchase or hold exchange traded notes ("ETNs").

The Adviser uses an active or "tactical" asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund's target asset allocation periodically and from time to time. The Adviser may consider a number of factors when determining whether to change the Fund's target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors' performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund's target allocation within a target investment range, and has determined a "neutral" target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be used in respect of the Fund if the Adviser believes that none of the asset classes available for investment by the Fund provide greater potential for relative outperformance as compared to other available asset classes. The Adviser believes that the Fund's actual allocation will typically vary (within the investment ranges listed in the table on page 29) from the neutral target allocation.

The Adviser also believes that the Fund's actual allocation may vary from its target allocation as a result of the disparate impact market conditions may have on different elements of the Fund's target allocation. The Adviser anticipates that the Fund will rebalance its investments from time to time to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

The Fund is viewed as having the lowest potential for long-term investment returns, as well as the lowest investment risk, of the Funds in this prospectus.

This table shows how the Adviser currently expects to allocate the Fund's investments among asset classes and the sectors that make up each asset class.

	Investment Range	Neutral Target Allocation

Asset Class	(Approximate Percentage of the Fund's Assets)

Underlying Equity Funds	0-50%	24%
U.S. Large Cap Growth
U.S. Large Cap Value
U.S. Small Cap
U.S. Mid-Cap
International Equity
Global Emerging Markets Equity

Underlying Fixed Income Funds	50-100%	64%
U.S. Fixed Income
High Yield Fixed Income
International Fixed Income
Global Emerging Markets Fixed Income

Other Underlying Funds and Investments	0-20%	10%
Private Equity Funds
Real Estate Funds
Commodity Funds

HSBC Investor Prime Money Market Fund	0-20%	2%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund's investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds' investments may include U.S. and foreign equity securities and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The Adviser may invest in private equity funds and real estate funds that are organized as mutual funds or ETFs. ETNs are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The percentage weightings are targets that may be adjusted in the Adviser's discretion. When the Adviser believes market conditions are unfavorable or when suitable investments are not otherwise available, the Fund may invest any amount in cash, cash equivalents, high-quality, short-term debt securities, money market instruments or the HSBC Investor Prime Money Market Fund as a temporary defensive position. The Fund's investment objective may not be achieved while it is invested in a temporary defensive position.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

-

Allocation Risk: The risk that Adviser's target asset and sector allocations and changes in target asset and sector allocations cause the Fund to underperform other similar funds or cause you to lose money, and that the Fund may not achieve its target asset and sector allocations.

-

Underlying Fund Selection Risk: The risk that the Fund may invest in Underlying Funds that underperform other similar funds or the markets more generally, due to poor investment decisions by the investment adviser for the Underlying Funds or otherwise. Underlying Funds also have their own expenses, which the Fund bears in addition to its own expenses.

-

Equity Securities Risk: A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in equity securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in equity securities.

-

Style Risk: The risk that use of a particular investing style may fall out of favor in the market place for various periods of time and result in significant declines in the value of the Underlying Funds' portfolio securities. Securities of companies considered to be growth investments held by Underlying Funds may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economic uncertainty. Securities of companies considered to be value investments can continue to be undervalued for long periods of time and not realize their expected value.

-

Market Risk. The value of the securities in which the Underlying Funds invest may decline due to changing economic, political or market conditions or disappointing earnings results. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

	-	Issuer Risk: The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the value of the Underlying Funds.

-

Fixed Income Securities Risk. A portion of the assets of the Fund is allocated to Underlying Funds investing primarily in fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its indirect interest in fixed income securities.

-

High Yield ("Junk Bonds") Risk: The Fund could lose money or experience a lower rate of return if an Underlying Fund holds high yield securities that are subject to higher credit risks and are less liquid than other fixed income securities.

	-	Interest Rate Risk: The risk that increases in interest rates can cause the prices of fixed income securities to decline.

	-	Credit Risk: The risk that the issuer of bonds may not be able to make interest or principal payments when the bonds become due.

-

Prepayment Risk: During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing an Underlying Fund to reinvest the principal proceeds at lower interest rates, resulting in less income.

-

Extension Risk: The risk that during periods of rising interest rates, borrowers pay off their debt later than expected, preventing an Underlying Fund from reinvesting principal proceeds at higher interest rates, increasing the Fund's sensitivity to changes in interest rates and resulting in less income than potentially available.

-

Derivatives/Leverage Risk: An Underlying Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in traditional investments, and could increase the volatility of the Underlying Fund's net asset value per share and cause you to lose money. Leverage, including borrowing, may also cause the net asset value of an Underlying Fund to be more volatile.

-

Foreign Securities/Emerging Markets Risk: Foreign securities, including those issued in emerging markets, are subject to additional risks including international trade, currency, political, and regulatory risks. Securities issued in emerging markets generally have more risk than securities issued in more developed foreign markets.

-	Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Underlying Funds' investment performance.

-	Index Risk: The risk that the Underlying Funds' performance will not correspond to its benchmark index for any period of time and may underperform the overall stock market.

-

Swap Risk: The use of swap agreements and similar instruments by an Underlying Fund involves risks that may be different from those associated with ordinary portfolio securities transactions. For example, if a counterparty to a swap agreement defaults on its payment obligations to an Underlying Fund, the value of the Fund's investment in the Underlying Fund will decrease.

-

Private Equity Risk: The risks Underlying Funds may face when investing in private equity-related investments, including the possible illiquidity of such investments and the risks of smaller capitalization companies.

-

Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

-

Commodity Risk: The risks of investing in commodities, including the potential for losses resulting from changes in overall market movements or demand for the commodity, domestic and foreign political and economic events, adverse weather, disease, discoveries of additional reserves of the commodity, embargoes and changes in interest rates or expectations regarding changes in interest rates.

-

Exchange Traded Fund Risk: The risks of owning shares in an ETF, including the risks of the underlying investments held by the ETF, Index Risk in the case of index ETFs, and the risks that an investment in an ETF may become illiquid in the event that trading is halted for the ETF or that the share price of the ETF may be more volatile than the prices of the investments the ETF holds.

-

Exchange Traded Note Risk: The risks of holding ETNs, including credit risk relating to the issuer of the ETN, the risks of the underlying reference index or asset, and the risks that an investment in an ETN may become illiquid in the event that trading is halted for the ETN or that the price at which the ETN trades may not reflect the returns of the reference index or asset. ETNs also have expenses, like Underlying Funds.

-

Temporary Defensive Position Risk: The risk that the Fund may not achieve its investment objective during times of adverse market, economic or political conditions. During such times, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, high-quality, short-term debt securities and money market instruments for temporary defensive purposes.

-

Portfolio Turnover Risk: The Adviser anticipates that, at times, the Fund may experience high levels of portfolio turnover, such as when the Adviser changes the Fund's tactical allocation or during periods of market turbulence that require relatively more frequent rebalancing. High levels of portfolio turnover may result in higher transaction costs and potentially higher taxes for you. Transaction costs also may adversely affect the Fund's investment performance.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

More information about the risks of an investment in the Fund is provided in the "More About Risks and Investment Strategies" section of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Performance reflects the historical performance of the Fund during periods when the Fund employed a different asset allocation model and strategy than the Fund currently employs. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year-to-year performance and by showing how the Fund's average annual returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class A Shares (Excluding sales charges, which if included, would cause returns to be lower.)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart below shows the Fund's annual returns for Class A Shares and how its performance has varied from year to year. The returns for Class B Shares and Class C Shares will be lower than the Class A Shares' returns shown in the bar chart because the expenses of the classes differ.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2Q	2009	10.18%
Worst Quarter:	4Q	2008	-11.36%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class A Shares of the Fund and after-tax returns for Class B and Class C Shares may vary. The table further compares the Fund's performance over time to that of the Standard & Poor's 500 Index, a broad-based securities index, the Morgan Stanley Capital International Europe Australasia and Far East Index ("MSCI EAFE Index"), the Barclays Capital U.S. Aggregate Bond Index and the Citigroup U.S. Domestic 3-Month T-Bill. For additional information regarding these indices, please see "More Information About Indices" starting on page 41 of this prospectus.
Conservative Strategy Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.97%
Total Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	686
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,076
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,490
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,641
Annual Return 2006	rr_AnnualReturn2006	9.68%
Annual Return 2007	rr_AnnualReturn2007	7.27%
Annual Return 2008	rr_AnnualReturn2008	(23.02%)
Annual Return 2009	rr_AnnualReturn2009	21.11%
Annual Return 2010	rr_AnnualReturn2010	10.99%
1 Year	rr_AverageAnnualReturnYear01	5.48%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.95%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	3.61%	[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 23, 2005	[42]
Conservative Strategy Fund | A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%	[42]
Conservative Strategy Fund | A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%	[42]
Conservative Strategy Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.97%
Total Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,032
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,666
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	271
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	832
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
1 Year	rr_AverageAnnualReturnYear01	6.13%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.25%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 17, 2005	[42]
Conservative Strategy Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.05%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.97%
Total Other Expenses	rr_OtherExpensesOverAssets	1.22%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	371
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	832
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,012
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	271
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	832
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,012
1 Year	rr_AverageAnnualReturnYear01	9.11%	[42]
5 Years	rr_AverageAnnualReturnYear05	3.33%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	4.23%	[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 19, 2005	[42]
Conservative Strategy Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.08%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.29%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%	[41],[42]
Conservative Strategy Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.21%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.94%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%	[41],[42]
Conservative Strategy Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%	[42]
5 Years	rr_AverageAnnualReturnYear05	5.80%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%	[41],[42]
Conservative Strategy Fund | Citigroup U.S. Domestic 3-Month T-Bill (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.13%	[42]
5 Years	rr_AverageAnnualReturnYear05	2.30%	[42]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[41],[42]
HSBC Investor CA Tax-Free MMKT Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the HSBC Investor California Tax-Free Money Market Fund (the "Fund") is to provide shareholders of the Fund with liquidity and as high a level of current income that is exempt from federal income taxes and California personal income taxes as is consistent with the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of yourinvestment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes, the alternative minimum tax, and California personal income taxes. Such investments include obligations of the State of California and its authorities, agencies, instrumentalities and political subdivisions, and of Puerto Rico, or the U.S. territories and their authorities, agencies, instrumentalities and political subdivisions.

The Fund's investments will primarily consist of high-quality commercial paper (including variable amount master demand notes and asset-backed commercial paper), municipal bonds, and municipal notes (including tax and revenue authorization notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes) with maturities of (or deemed maturities of) 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average portfolio life of 120 days or less.

The Fund may invest up to 20% of its assets in participation interests issued by banks, insurance companies or other financial institutions in industrial development bonds and other municipal obligations if such investments meet the prescribed quality standards for the Fund (rated AA, A-2 or P-2 or equivalent or higher by a nationally recognized statistical rating organization, or of comparable quality). The Fund may also invest up to 20% of its net assets in obligations the interest income on which is subject to federal income taxes, the alternative minimum tax, or California personal income taxes.

In purchasing and selling securities for the Fund, portfolio managers consider the credit analysis performed by the Adviser. Portfolio managers select investments from an approved credit list compiled by the Adviser's global credit analysts, who have conducted an independent qualitative and quantitative review of each issuer on the list. Safety is prioritized, with additional emphasis placed on liquidity and yield.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in short-term, high quality, tax-exempt money market instruments that provide interest exempt from regular federal income taxes, the alternative minimum tax, and California personal income taxes.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. The Fund has the following principal risks:

- Fixed Income Securities Risk: The assets of the Fund are allocated primarily to fixed income securities. Therefore, the value of the Fund may increase or decrease as a result of its interest in fixed income securities.

- Interest Rate Risk: The risk that increases in interest rates can cause the prices of the Fund's investments in fixed income securities to decline.
- Credit Risk: The risk that the issuer of bonds may not be able to meet interest or principal payments when the bonds become due.

- Variable Rate Securities Risk: Variable (and floating) rate instruments are subject to the same risks as fixed income investments, particularly interest rate risk and credit risk. Due to a lack of secondary market activity for certain variable and floating rate instruments, these securities may be more difficult to sell if an issuer defaults on its financial obligation or when the Fund is not entitled to exercise its demand rights.

- California Economic Risk: The Fund invests primarily within California and is, by definition, less diversified geographically than a fund investing across many states. Therefore, the Fund has greater exposure to adverse economic and political changes within the State of California as well as to risks associated with any natural disaster and/or acts of terrorism that might impact California. Historically, California and other issuers of California municipal obligations have experienced periods of severe recession and financial difficulty. Because a significant share of California's economy depends on business, financial services, entertainment and high-tech industries, any change in market conditions that adversely affects these industries could affect the ability of California and its localities to meet their financial obligations. If such difficulties arise in the future, you could lose money on your investment.

- Participation Interests: The purchase of participation interests may involve the risk that the Fund will not be deemed to be the owner of the underlying municipal obligation for purposes of the ability to claim tax exemption of interest paid thereon.

- Stable NAV Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of  $1.00 (a "Stable NAV") at all times. The failure of other money market funds to maintain a Stable NAV (or the perceived threat of such a failure) could adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to help the Fund maintain a Stable NAV.

Risk Closing [Text Block]	rr_RiskClosingTextBlock

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds. Past performance does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund's annual returns for Class D Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class D Shares shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund's year to year performance and by showing how the Fund's average annual returns compare with those of an average for a peer group of similar funds.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-782-8183
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class D Shares Bar chart assumes reinvestment of dividends and distributions
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the Fund's annual returns for Class D Shares and how its performance has varied from year to year. The returns for other share classes will differ from the returns of the Class D Shares shown in the bar chart because the expenses of the classes differ.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	3Q	2007	0.81%
Worst Quarter:	2Q	2010	0.00%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns^ (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below lists the average annual total returns for each class of shares for various time periods and compares the Fund's performance over time to that of the Lipper California Tax-Exempt Money Market Funds Average ("Lipper CA Average"). The total return of the Lipper CA Average does not include the effect of sales charges. As of December 31, 2010, the 7-day yields of the Fund's Class D and Class Y Shares were 0.01% and 0.01%, respectively. As of December 31, 2010, the 7-day taxable-equivalent yields of the Fund's Class D and Class Y Shares were 0.02% and 0.02%, respectively. For current yield information on the Fund, call 1-800-782-8183.

Past performance is not an indication of how the Fund will perform in the future.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-782-8183
HSBC Investor CA Tax-Free MMKT Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.40%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[43]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	480
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,077
Annual Return 2003	rr_AnnualReturn2003	0.53%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	1.87%
Annual Return 2006	rr_AnnualReturn2006	2.81%
Annual Return 2007	rr_AnnualReturn2007	3.08%
Annual Return 2008	rr_AnnualReturn2008	1.49%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
1 Year	rr_AverageAnnualReturnYear01		[44],[45]
5 Years	rr_AverageAnnualReturnYear05		[44],[45]
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%	[44],[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2007	[44],[45]
HSBC Investor CA Tax-Free MMKT Fund | B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[43]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	543
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,450
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	460
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	800
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,450
1 Year	rr_AverageAnnualReturnYear01		[45],[46]
5 Years	rr_AverageAnnualReturnYear05		[45],[46]
Since Inception	rr_AverageAnnualReturnSinceInception		[45],[46]
HSBC Investor CA Tax-Free MMKT Fund | C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[43]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	460
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	800
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	143
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	460
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	800
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,762
1 Year	rr_AverageAnnualReturnYear01		[44],[45]
5 Years	rr_AverageAnnualReturnYear05		[44],[45]
Since Inception	rr_AverageAnnualReturnSinceInception	1.75%	[44],[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2007	[44],[45]
HSBC Investor CA Tax-Free MMKT Fund | D Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[43]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	899
1 Year	rr_AverageAnnualReturnYear01	0.01%	[45]
5 Years	rr_AverageAnnualReturnYear05	1.48%	[45]
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%	[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 17, 2002	[45]
HSBC Investor CA Tax-Free MMKT Fund | E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[43]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	130
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	233
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	534
1 Year	rr_AverageAnnualReturnYear01		[45],[46]
5 Years	rr_AverageAnnualReturnYear05		[45],[46]
Since Inception	rr_AverageAnnualReturnSinceInception		[45],[46]
HSBC Investor CA Tax-Free MMKT Fund | Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Total Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[43]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	146
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	596
1 Year	rr_AverageAnnualReturnYear01	0.02%	[45]
5 Years	rr_AverageAnnualReturnYear05	1.65%	[45]
Since Inception	rr_AverageAnnualReturnSinceInception	1.49%	[45]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 18, 2002	[45]
HSBC Investor CA Tax-Free MMKT Fund | Lipper California Tax-Exempt Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%	[45]
5 Years	rr_AverageAnnualReturnYear05	1.52%	[45]
Since Inception	rr_AverageAnnualReturnSinceInception	1.30%	[45],[47]

[1]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received these payments.
[2]	Class B and Class C Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year annual return and 7-day yield information is not provided because there were no Class B or Class C shareholders as of December 31, 2010.
[3]	Average annual return and 7-day yield information is not provided because there were no Class E shareholders as of December 31, 2010.
[4]	Since November 30, 1994.
[5]	Average annual return and 7-day yield information is not provided for Class E Shares because there were no Class E shareholders as of December 31, 2010.
[6]	Since October 31, 1998.
[7]	Class A, C and I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year Annual Return and 7-day yield information for Class C and Class I Shares is not provided because there were no Class C or Class I shareholders as of December 31, 2010.
[8]	During the year ended December 31, 2010, the Fund received a one-time payment in respect of a class action settlement. As a result, the Fund's total returns for the year ended December 31, 2010 were higher than they would have been had the Fund not received such payment.
[9]	Average annual return and 7-day yield information is not provided because there were no Class B or Class E shareholders as of December 31, 2010.
[10]	Since May 31, 2004.
[11]	Class C and Class I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year Annual Return and 7-day yield information is not provided for Class C Shares because there were no Class C shareholders as of December 31, 2010.
[12]	Since May 31, 1990.
[13]	Class C Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Class had operations. The 7 day yield information is not provided because there were no Class C shareholders as of December 31, 2010.
[14]	Class I Shares were operational only during a portion of the period since inception. The "Since Inception" return performance is for the period of time the class had operations.
[15]	Since May 31, 2001.
[16]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Growth Portfolio ("Growth Portfolio" or "Portfolio").
[17]	The investment advisory agreement between the Portfolio and the Portfolio's investment adviser, HSBC Global Asset Management (USA) Inc. (the "Adviser"), provides that the Portfolio may pay the Adviser (who, in turn, pays the subadviser, Winslow Capital Management, Inc. (the "Subadviser")) an aggregate management fee of up to 0.68% of the average daily value of the Portfolio's net assets. Currently, the Portfolio is paying the Adviser 0.175%. The Adviser's share of the aggregate management fee is capped at 0.175%. The Subadviser's share of the aggregate management fee is set by contract between the Adviser and the Subadviser. The Adviser's and Subadviser's fees currently aggregate to 0.575%. The contract between the Adviser and Subadviser may be terminated at any time without penalty upon 30 days' written notice to the Subadviser by the Adviser or the Portfolio upon the vote of a majority of the Trustees, or by the Subadviser upon 30 days' written notice to the Portfolio or Adviser. The Adviser has also entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[18]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended 2008, 2009 and 2010, the Portfolio received one-time payments in respect of class action settlements, which had the result of increasing its total returns. As a result, the Fund's total returns for the years ended December 31, 2007, 2008, 2009 and 2010 were higher than they would have been had the Portfolio not received the payments.
[19]	The Fund was initially offered for purchase on May 7, 2004; no shareholder activity happened until May 10, 2004.
[20]	Since April 30, 2004.
[21]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Opportunity Portfolio ("Opportunity Portfolio" or "Portfolio").
[22]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.65% for Class A Shares, 2.40% for Class B Shares and 2.40% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[23]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Portfolio received a one-time payment in respect of class action settlements, which had the result of increasing its total returns. As a result, the Fund's total return for the years ended December 31, 2007 and 2010 were higher than they would have been had the Portfolio not received the payments.
[24]	Since September 30, 1996.
[25]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor International Equity Portfolio ("International Equity Portfolio" or "Portfolio").
[26]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended December 31, 2010, the Portfolio received a one-time payment in respect of class action settlements which had the result of increasing its total returns. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Portfolio not received the payments.
[27]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.85% for Class A Shares, 2.60% for Class B Shares and 2.60% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[28]	Since August 31, 1996.
[29]	This table reflects the combined fees and expenses for both the Fund and the HSBC Investor Value Portfolio ("Value Portfolio" or "Portfolio").
[30]	HSBC Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 1.20% for Class A Shares, 1.95% for Class B Shares, 1.95% for Class C Shares and 0.95% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[31]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended 2008, 2009 and 2010, the Portfolio received one-time payments in respect of class action settlements, which had the result of increasing its total returns. As a result, the Fund's total return for the years ended December 31, 2007, 2008, 2009 and 2010 were higher than they would have been had the Portfolio not received the payments.
[32]	The Fund was initially offered for purchase on May 7, 2004; however no shareholder activity happened until May 10, 2004.
[33]	Based on estimated amounts for the current fiscal year.
[34]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.70% for Class A Shares, 1.30% for Class B Shares, 1.30% for Class C Shares, 0.55% for Class D Shares, 0.25% for Class E Shares, 0.20% for Class I Shares and 0.30% for Class Y Shares. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[35]	Acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Acquired fund fees and expenses are those expenses incurred indirectly by the Fund as a result of investments in shares of one or more investment companies including exchange-traded funds (referred to as "Acquired Funds").
[36]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 2.00% for Class A Shares and 1.75% for Class I Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[37]	This table reflects the combined fees and expenses for both the Fund and HSBC Investor Short Duration Fixed Income Portfolio (the "Portfolio").
[38]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.65% for Class A Shares, 1.40% for Class B Shares, 1.40% for Class C Shares and 0.40% for Class I Shares. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[39]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser ("Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund's investments in the HSBC Investor Prime Money Market Fund and unaffiliated investment companies) to an annual rate of 1.50% for Class A Shares, 2.25% for Class B Shares and 2.25% for Class C Shares. Any amounts contractually waived or reimbursed by the Adviser will be subject to repayment by the Fund to the Adviser within three years to the extent that the repayment will not cause the Fund's operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[40]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy. During the years ended December 31, 2007, 2008, 2009 and 2010, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009 and 2010 was higher than it would have been had these Underlying Funds not received the payment.
[41]	Since January 31, 2005.
[42]	The Fund implemented its current investment strategy effective January 19, 2010. The performance of the Fund for periods prior to January 19, 2010 is not representative of the Fund's current investment strategy.During the years ended December 31, 2007, 2008, 2009 and 2010, certain Underlying Funds received a one-time payment in respect of a class action settlement which had the result of increasing their total returns. By virtue of the Fund's investments in these Underlying Funds, the total return for the years ended December 31, 2007, 2008, 2009 and 2010 was higher than it would have been had these Underlying Funds not received the payment.
[43]	HSBC Global Asset Management (USA) Inc., the Fund's investment adviser (the "Adviser"), has entered into a contractual expense limitation agreement ("Agreement") with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 0.80% for Class A Shares, 1.40% for Class B Shares, 1.40% for Class C Shares, 0.65% for Class D Shares, 0.35% for Class E Shares, and 0.40% for Class Y Shares. The expense limitation shall be in effect until March 1, 2012. The Agreement shall terminate upon the termination of the Amended and Restated Master Investment Advisory Contract between HSBC Investor Funds (the "Trust") and the Adviser, or it may be terminated upon written notice to the Adviser by the Trust.
[44]	Class A and Class C Shares were operational during a portion of the period since inception. The "Since Inception" return performance is for the period of time the Classes had operations. The 1 year annual return and 7-day yield information is not provided because there were no Class A or Class C shareholders as of December 31, 2010.
[45]	During the year ended December 31, 2007, the Fund received a one-time reimbursement from the Adviser related to past marketing arrangements. During the year ended 2010, the Fund received a one-time payment in respect of a class action settlement, which had the result of increasing its total returns. As a result, the Fund's total returns for the years ended December 31, 2007 and 2010 were higher than they would have been had the Fund not received the payments.
[46]	Average annual return and 7-day yield information is not provided because there were no Class B or Class E shareholders during the last fiscal year or as of December 31, 2010.
[47]	Since June 30, 2002.